Securities Act File No. 333-151672

Investment Company Act File No. 811-22208

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 271	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 272	☒

VALUED ADVISERS TRUST

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Dr., Suite 450, Cincinnati, Ohio 45246

(Address of Principal Executive Offices, Zip Code)

Registrant’s Telephone Number, including Area Code: (513) 587-3400

Capitol Services, Inc.

1675 S. State St., Suite B, Dover, Delaware 19901

(Name and Address of Agent for Service)

With Copies to:

John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Ste. 310

Leawood, KS 66211

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b);
☐	on (date) pursuant to paragraph (b);
☐	60 days after filing pursuant to paragraph (a)(1);
☐	on (date) pursuant to paragraph (a)(1);
☒	75 days after filing pursuant to paragraph (a)(2); or
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Belmont Theta Income Fund

Institutional Class Shares (XXXXX)

PROSPECTUS

March         , 2018

Belmont Capital, LLC d/b/a Belmont Capital GroupTM

1875 Century Park E., Suite 1780

Los Angeles, California 90067

(310) 203-2670

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The Prospectus gives you important information about the fund that you should know before you invest. Please read this Prospectus carefully before investing and use it for future reference.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF SUCH STATE.

SUMMARY SECTION

Investment Objective

The investment objective of the Belmont Theta Income Fund (the “Fund”) is to seek positive returns independent of market cycles, consistent with income generation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Institutional Class Shares
Shareholder fees (fees paid directly from your investment) Fee for Redemptions Paid by Wire	$15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.75%
Distribution (12b-1) Fees	Non	e
Other Expenses[1]	x.xx	%
Acquired Fund Fees and Expenses[1]	x.xx	%
Total Annual Fund Operating Expenses	x.xx	%

Fee Waiver/Expense Reimbursement	(x.xx	%)

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[2]	1.99%

[1]	Other Expenses and Acquired Fund Fees and Expenses are estimated for the Fund’s initial fiscal year.
[2]	[Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursement reflects that, as of the date of this Prospectus, the Adviser (defined later) has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until May 31, 20 , so that Total Annual Fund Operating Expenses does not exceed 1.99%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board of Trustees of the Trust, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses,” which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including exchange-traded funds, that have their own expenses. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement.]

Expense Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse Fund expenses is only reflected in the first year of the example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$xxx	$xxx

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by attempting to capitalize on the “volatility risk premium” in option pricing with a focus on generating positive annual returns and producing positive results uncorrelated to traditional asset classes. The volatility risk premium refers to the phenomenon that option-implied volatility tends to exceed realized volatility of the same underlying asset over time – thus, creating a profit opportunity for volatility sellers. The Fund utilizes an “Iron Condor” option strategy to sell volatility in the S&P 500® index (SPX). The Fund sells options on the SPX and attempts to realize as much of the credit received as possible. An Iron Condor is a directionally neutral, defined risk option strategy that profits from the underlying security trading in a range through the expiration of the options. An Iron Condor strategy is constructed by: (i) selling a lower strike out-of-the money put; (ii) buying an even lower strike out of the money put; (iii) selling a higher strike out-of-the money call; and (iv) buying another even higher strike out-of-the money call. The maximum profit for the Iron Condor strategy is equal to the credit received when entering the trades. All options entered into are European style options, which means that they may only be exercised on the date of expiration.

Belmont Capital GroupTM (the “Adviser”), the Fund’s investment adviser, monitors all SPX Options strikes for optimal sale and entry points. Shorter-term expiration options are sold to maximize time decay or “theta.” Longer-term options are purchased to managed “tail risk” or large unforeseen moves. The Fund will re-set its positions generally on a monthly basis. Once the Fund has entered into a position, the Adviser attempts to realize as much premium as possible. The Adviser considers the perceived risk/reward of the particular position in determining whether to close an existing position. The Adviser’s risk/reward analysis will consider such factors as the remaining duration of the position, realized premium, market and economic events, and volatility. The Adviser may determine to adjust a particular position with a view toward lowering risk created by what it perceives as a changing marketplace.

Additionally, the Fund invests its cash, which is used as collateral for the Iron Condor strategy, in Treasury Bills. A Treasury Bill or T-Bill is short-term debt issued and backed by the full faith and credit of the United States government. These government debt obligations are issued in maturities of 4, 13, and 26 weeks in various denominations as low as $1000. The interest received from investing in T-Bills along with profits realized from selling monthly Iron Condors on the SPX make up the performance of the Fund.

The Fund will segregate cash or other liquid assets (for example, Treasury bills) in an amount equal to the Fund’s obligations under each put option sold by the Fund so that each option sold will be secured, or “covered”. The Adviser intends to limit the use of leverage by ensuring that the aggregate value of the options sold will not exceed the Fund’s total net assets.

Principal Risks

The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund.

•	Stock Market Risk. Movements in the stock market may adversely affect the specific securities held by the Fund on a daily basis, and, as a result, such movements may negatively affect the Fund’s net asset value per share (“NAV”).

•	Equity Risk. The value of certain put options sold by the Fund is based on the value of the stocks underlying such options. As such, the Fund is exposed to equity risk. The value of equity securities may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers participant, or factors relating to specific companies.

•

Put Options Risk. Options are generally subject to volatile swings in price based on changes in value of the underlying instrument and the value of the Fund’s positions in options may be subject to greater fluctuations in value than investments in the underlying instrument. The Fund will incur a form of economic leverage through its use of options, which will increase the volatility of the Fund’s returns and may increase the risk of loss to the Fund. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised in-

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the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. The Fund will segregate sufficient liquid assets to cover its obligations under each option on an ongoing basis. Moreover, the options sold by the Fund may have imperfect correlation to the returns of their underlying instruments.

•	Call Options Risks - The Fund may also write call options. In writing a call option, the Fund will receive a premium, which increases the Fund’s return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. However, there is no assurance that a closing transaction can be effected at a favorable price. During the option period, the call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying asset increase, but has retained the risk of loss should the price of the underlying security decline.

•	Volatility Risk. Volatility produces various adverse effects. In generally, volatility has a tendency to discourage the participation of small investors and reduce the participation of some professionals in the financial market. This lack of participation, in turn, may tend to reduce liquidity, the ability to enter into transactions at a price close to that of the previous transaction. A consequence of illiquidity is that market-makers and specialists tend to increase the spread between the price they are willing to pay for a security (the bid) and the price at which they are willing to sell a security (the offer). For these reasons, illiquid markets and/or securities may be more difficult to trade and may possess greater risk. Although volatility provides the opportunity for significant profits it can also result in equally significant losses.

•	Fixed Income Securities Risk. Fixed income securities are obligations of the issuer of the securities to make payments of principal and/or interest on future dates. Fixed income securities include, but are not limited to, securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises. Fixed income securities are generally subject to the risk that the issuer will be unable to meet principal and interest payments, and the risk of price volatility due to a variety of factors, including interest rate sensitivity, market perception of the issuer’s creditworthiness and general market conditions. As interest rates rise, the value of fixed income securities typically declines. A period of volatility in economic conditions or monetary policy leading to rising interest rates could adversely affect the market of these securities and reduce the Fund’s ability to sell them. To the extent the Fund is invested in fixed-rate Treasury obligations, the return on, and value of, an investment may fluctuate.

•	Management and Strategy Risk. The value of your investment depends on the judgement of the Adviser about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

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•	New Fund Risk. The Fund is a new mutual fund and has commenced operations in February 2018. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

•	Cybersecurity Risk. The Fund and its service providers may be subject, directly or indirectly, to operational and information security risks resulting from breaches in cybersecurity that may cause the Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund may invest, which may cause the Fund’s investments in such companies to lose value. There is no guarantee the Fund will be successful in protecting against cybersecurity breaches.

An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by any government agency.

Performance

The Fund has recently commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.                    .com or by calling the Fund toll-free at                     .

Portfolio Management

Investment Adviser – Belmont Capital, LLC d/b/a Belmont Capital GroupTM

Portfolio Management Team

•	Stephen Solaka, Managing Partner of the Adviser since 2010.

•	Daniel Beckwith, CFP, Managing Partner of the Adviser since 2010.

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Purchase and Sale of Fund Shares

Minimum Initial Investment	To Place Buy or Sell Orders
$5,000 for all account types $1,000 minimum amount for subsequent investments.	By Mail:	Belmont Theta Income Fund Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707
	By Phone:	(xxx) xxx-xxxx

You can purchase shares of the Fund through broker-dealers or directly through the Fund’s transfer agent. You may sell (redeem) your shares on any day the New York Stock Exchange is open either directly through the Fund’s transfer agent by calling (xxx) xxx-xxxx, or through your broker-dealer or financial intermediary. You may also redeem shares by submitting a written request to the address above.

Tax Information

The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan – in a tax-deferred account, your tax liability is generally not incurred until you withdraw assets from such an account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL

INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective

The investment objective of the Belmont Theta Income Fund (the “Fund”) is to seek positive returns independent of market cycles, consistent with income generation. The Fund’s investment objective is not fundamental and may be changed without shareholder approval. The Fund will provide 60 days advance notice of any change in the investment objective.

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Principal Investment Strategies

The Fund attempts to meet its objective of achieving positive returns independent of market cycles, consistent with income generation. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.

The Fund uses a risk managed, option writing strategy that is designed to enhance traditional return streams by increasing yield. The Fund’s strategy is also focused on generating positive annual returns, producing positive results uncorrelated to traditional asset classes, and using high levels of liquidity.

Principal Risks of Investing in the Fund

The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund.

•	Stock Market Risk. Movements in the stock market may adversely affect the specific securities held by the Fund on a daily basis, and, as a result, such movements may negatively affect the Fund’s net asset value per share (“NAV”). Stock prices change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a stock may even been affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions, and general equity market conditions.

•	Equity Risk. The value of certain put options sold by the Fund is based on the value of the stocks underlying such options. As such, the Fund is exposed to equity risk. The value of equity securities may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers participant, or factors relating to specific companies.

•	Put Options Risk. Options are generally subject to volatile swings in price based on changes in value of the underlying instrument and the value of the Fund’s positions in options may be subject to greater fluctuations in value than investments in the underlying instrument. The Fund will incur a form of economic leverage through its use of options, which will increase the volatility of the Fund’s returns and may increase the risk of loss to the Fund. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. The Fund will segregate sufficient liquid assets to cover its obligations under each option on an ongoing basis. Moreover, the options sold by the Fund may have imperfect correlation to the returns of their underlying instruments.

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•	Call Options Risks - The Fund may also write call options. In writing a call option, the Fund will receive a premium, which increases the Fund’s return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. However, there is no assurance that a closing transaction can be effected at a favorable price. During the option period, the call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying asset increase, but has retained the risk of loss should the price of the underlying security decline.

•	Volatility Risk. Volatility produces various adverse effects. In generally, volatility has a tendency to discourage the participation of small investors and reduce the participation of some professionals in the financial market. This lack of participation, in turn, may tend to reduce liquidity, the ability to enter into transactions at a price close to that of the previous transaction. A consequence of illiquidity is that market-makers and specialists tend to increase the spread between the price they are willing to pay for a security (the bid) and the price at which they are willing to sell a security (the offer). For these reasons, illiquid markets and/or securities may be more difficult to trade and may possess greater risk. Although volatility provides the opportunity for significant profits it can also result in equally significant losses.

•	Fixed Income Securities Risk. Fixed income securities are obligations of the issuer of the securities to make payments of principal and/or interest on future dates. Fixed income securities include, but are not limited to, securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises. Fixed income securities are generally subject to the risk that the issuer will be unable to meet principal and interest payments, and the risk of price volatility due to a variety of factors, including interest rate sensitivity, market perception of the issuer’s creditworthiness and general market conditions. As interest rates rise, the value of fixed income securities typically declines. A period of volatility in economic conditions or monetary policy leading to rising interest rates could adversely affect the market of these securities and reduce the Fund’s ability to sell them. To the extent the Fund is invested in fixed-rate Treasury obligations, the return on, and value of, an investment may fluctuate.

•	Management and Strategy Risk. The value of your investment depends on the judgement of the Adviser about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments. The Adviser’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective.

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•	New Fund Risk. The Fund is a new mutual fund and has commenced operations in February 2018. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

•	Cybersecurity Risk. The Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Breaches in cybersecurity include, among other things, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other operational disruptions. Successful cybersecurity breaches of the Fund and/or the Fund’s investment advisor, distributor, custodian, transfer agent or other third-party service providers may adversely impact the Fund and its shareholders. For instance, a successful cybersecurity breach may interfere with the processing of shareholder transactions, cause the release of private personal shareholder information, impede trading, subject the Fund to regulatory fines or financial losses, and/or cause reputational damage. The Fund relies on third-party service providers for many of its day-to-day operations, and is therefore subject to the risk that the protections and protocols implemented by those service providers will be ineffective in protecting the Fund from cybersecurity breaches. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investments in such companies to lose value. There is no guarantee the Fund will be successful in protecting against cybersecurity breaches.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

As with any mutual fund investment, the Fund’s returns will vary and you could lose money.

Temporary Defensive Positions

From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. In such instances, the Fund may hold up to 100% of its assets in cash; short-term U.S. government securities and government agency securities; investment grade money market instruments; investment grade fixed income securities; repurchase agreements; commercial paper and cash equivalents. The Fund may invest in the securities described above at any time to maintain liquidity, pending

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selection of investments by the Adviser, or if the Adviser believes that sufficient investment opportunities that meet the Fund’s investment criteria are not available. By keeping cash on hand, the Fund may be able to meet shareholder redemptions without selling securities and realizing gains and losses. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

Is the Fund right for you?

The Fund may be suitable for:

•	investors looking to add “alpha” or further diversification to their existing equity portfolios.

•	investors seeking returns less dependent on the direction of equity markets.

•	investors willing to accept price fluctuations in their investment.

Information about the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is included in the Statement of Additional Information (“SAI”).

HOW TO BUY SHARES

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents, and may take additional steps to verify your identity. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the NAV determined on the day in which your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

The minimum initial investment in the Fund is $5,000 for all account types and the minimum subsequent investment is $1,000 for all account types. The Adviser may, in its sole discretion, waive this minimum for accounts participating in an automatic investment program and in certain other circumstances. The Fund may waive or lower investment minimums for investors who invest in the Fund through an asset-based fee program made available through a financial intermediary. If your investment is aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. The financial intermediary may also impose minimum requirements that are different

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from those set forth in this Prospectus. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions. However, if you purchase or redeem Shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase

By Mail - To be in proper form, your initial purchase request must include:

•	a completed and signed investment application form; and

•	a personal check with name pre-printed (subject to the minimum amount) made payable to the Fund.

Mail the application and check to:

U.S. Mail:	Overnight:
Belmont Theta Income Fund c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707	Belmont Theta Income Fund c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at (xxx) xxx-xxxx to obtain instructions on how to set up your account and to obtain an account number.

You must provide a signed application to Ultimus Fund Solutions, LLC, the Fund’s transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund and its custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. The purchase price per share will be the NAV next determined after the wire purchase is accepted by the Fund. Any delays, which may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

You may purchase additional shares of the Fund at any time by mail, wire, or automatic investment. Each additional mail purchase request must contain:

1.	Your name

2.	The name on your account(s)

3.	Your account number(s)

4.	A check made payable to Belmont Theta Income Fund

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Checks should be sent to the Fund at the address listed under the heading “Initial Purchase – By Mail” in this Prospectus. To send a bank wire, call Shareholder Services at (xxx) xxx-xxxx to obtain instructions.

Automatic Investment Plan

You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application or completing a systematic investment plan form and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

Shares of the Fund may be an appropriate investment for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pension plans (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact Shareholder Services at (xxx) xxx-xxxx for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call Shareholder Services about the IRA custodial fees at (xxx) xxx-xxxx.

Other Purchase Information

The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you may be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in the Fund. Checks should be made payable to the Fund. The Fund and its transfer agent may refuse any purchase order for any reason. Cash, third party checks, counter checks, starter checks, traveler’s checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks and bank official checks may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) calendar day hold will be applied to the funds, (which means that you may not receive proceeds from your redeemed shares until the holding period has expired).

The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the NAV next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund’s transfer agent.

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HOW TO REDEEM SHARES

You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your redemption. If you redeem your shares through a broker/dealer or other financial institution, you may be charged a fee by that institution. You should consult with your broker-dealer or other financial institution for more information on these fees.

By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:	Overnight:
Belmont Theta Income Fund	Belmont Theta Income Fund
c/o Ultimus Fund Solutions, LLC	c/o Ultimus Fund Solutions, LLC
P.O. Box 46707	225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246-0707	Cincinnati, Ohio 45246

Your request for a redemption must include your letter of instruction, including the Fund name, account number, account names, the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the NAV next calculated after the Fund receives your order in proper form. To be in good order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 15 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. All documentation requiring a signature guarantee must utilize a New Technology Medallion Stamp. For joint accounts, both signatures must be guaranteed. Please call Shareholder Services at (xxx) xxx-xxxx if you have questions. At the discretion of the Adviser or the transfer agent, the signature guarantee requirements may be modified or waived, and you may be required to furnish additional legal documents to insure proper authorization.

By Telephone - You may redeem any part of your account (up to $25,000) in the Fund by calling Shareholder Services at (xxx) xxx-xxxx. You must first complete the optional Telephone Redemption section of the investment application to institute this option. The Fund, and its transfer agent and custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

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The Fund or its transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

By Wire - A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares.

Redemptions In-Kind

Generally, all redemptions will be paid in cash. The Fund typically expects to satisfy requests by using holdings of cash or cash equivalents or selling portfolio assets. On a less regular basis, and if the Adviser believes it is in the best interest of the Fund and its shareholders not to sell portfolio assets, the Fund may satisfy redemption requests by using short-term borrowings from the Fund’s custodian. These methods normally will be used during both regular and stressed market conditions. In addition to paying redemption proceeds in cash, the Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind.” If the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s net assets, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net assets in securities instead of cash. A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed, using the same valuation procedures that the Fund uses to compute its NAV. Redemption in kind transactions will typically be made by delivering readily marketable securities to the redeeming shareholder within 7 days after the Fund’s receipt of the redemption order in proper form. Marketable securities are assets that are regularly traded or for which updated price quotations are available. Illiquid securities are investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Certain illiquid securities may be valued using estimated prices from one of the Trust’s approved pricing agents. If the Fund redeems your shares in kind, it will value the securities pursuant to policies and procedures adopted by the Board of Trustees (the “Board”). You will bear the market risks associated with maintaining or selling the securities that are transferred as redemption proceeds. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as taxes or the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

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Fund Policy on Market Timing

The Fund has been designed as a long-term investment and not as a frequent or short-term trading (“market timing”) option. Market timing can be disruptive to the portfolio management process and may adversely impact the ability to implement investment strategies. In addition to being disruptive, the risks presented by market timing include higher expenses through increased trading and transaction costs; forced and unplanned portfolio turnover; large asset swings that decrease the ability to maximize investment return; and potentially diluting the value of the share price. These risks can have an adverse effect on investment performance.

Although the Fund does not encourage frequent purchases and redemptions, the Board has not adopted policies and procedures to detect and prevent market timing in the Fund because the Board does not believe that market timing is a significant risk to the Fund given the type of securities held in the Fund. Accordingly, the Fund will permit frequent and short-term trading of shares of the Fund. The Fund may modify any terms or conditions of purchase of shares or withdraw all or any part of the offering made by this Prospectus. Although the Board does not believe that there is a significant risk associated with market timing for the Fund, the Fund cannot guarantee that such trading will not occur. Notwithstanding, the Fund reserves the right to refuse to allow any purchase by a prospective or current investor.

Additional Information

If you are not certain of the requirements for a redemption please call Shareholder Services at (xxx) xxx-xxxx. Redemptions specifying a certain date or share price cannot be accepted and will be returned. The length of time the Fund typically expects to pay redemption proceeds is similar regardless of whether the payment is made by check, wire, or ACH. The Fund typically expects to pay redemption proceeds for shares redeemed within the following days after receipt by the transfer agent of a redemption request in proper form:

•	For payment by check, the Fund typically expects to mail the check within one to three business days;

•	For payment by wire or ACH, the Fund typically expects to process the payment within one to three business days.

Payment of redemption proceeds may take longer than the time the Fund typically expects and may take up to 7 days as permitted under the Investment Company Act of 1940. Under unusual circumstances as permitted by the Securities and Exchange Commission (the “SEC”), the Fund may suspend the right of redemption or delay payment of redemption proceeds for more than 7 days. When shares are purchased by check or through ACH, the proceeds from the redemption of those shares will not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days. You may be assessed a fee if the Fund incurs bank charges because you request that the Fund re-issue a redemption check.

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For non-retirement accounts, redemption proceeds, including dividends and other distributions, sent via check by the Fund and not cashed within 180 days will be reinvested in the Fund at the current day’s NAV. Redemption proceeds that are reinvested are subject to the risk of loss like any other investment in the Fund.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may redeem all of your shares in the Fund on 30 days written notice if the value of your shares in the Fund is less than $500 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund also are subject to involuntary redemption if the Board determines to liquidate the Fund. In such event, the Board may close the Fund with notice to shareholders but without obtaining shareholder approval. An involuntary redemption will create a capital gain or capital loss, which may have tax consequences about which you should consult your tax adviser.

DETERMINATION OF NET ASSET VALUE

The price you pay for your shares is based on the Fund’s NAV per share. The Fund’s NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business (the NYSE is closed on weekends, most federal holidays and Good Friday). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the Fund receives your order in proper form. In the event the Fund holds portfolio securities that trade in foreign markets or that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

The Fund’s assets generally are valued at their market value. If market prices are not available (including when they are not reliable), or if an event occurs after the close of the trading market but before the calculation of the NAV that materially affects the values, assets may be valued at a fair value, pursuant to guidelines established by the Board. For example, the Fund may be obligated to fair value a foreign security because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV, and would not otherwise be reflected in the NAV. When pricing securities using the fair value guidelines established by the Board, the Fund (with the assistance of its service providers) seeks to assign the value that represents the amount that the Fund might reasonably expect to receive upon a current sale of the securities. However, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation, the actual market prices for a security may differ from the fair value of that

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security as determined by the Adviser at the time of NAV calculation. Thus, discrepancies between fair values and actual market prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Fund’s fair value methodology is inappropriate. The Fund will adjust the fair values assigned to securities in the Fund’s portfolio, to the extent necessary, as soon as market prices become available. The Fund (and its service providers) continually monitors and evaluates the appropriateness of its fair value methodologies through systematic comparisons of fair values to the actual next available market prices of securities contained in the Fund’s portfolio. To the extent the Fund invests in other mutual funds, the Fund’s NAV is calculated based, in part, upon the NAVs of such mutual funds; the prospectuses for those mutual funds in which the Fund will invest describe the circumstances under which those mutual funds will use fair value pricing, which, in turn, affects their NAVs.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions. The Fund typically distributes to its shareholders as dividends all or substantially all of its net investment income and any realized net capital gains. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. The Fund expects that its distributions will consist primarily of income and net realized capital gains. The Fund declares and pays dividends at least annually. Net investment income distributed by the Fund generally will consist of interest income, if any, and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income except as described below.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund will automatically be invested in additional shares of the Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash. The Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the applicable account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:

•	Postal or other delivery service is unable to deliver checks to the address of record;

•	Your dividend and capital gain distribution checks are not cashed within 180 days; or

•	Your bank account of record is no longer valid.

For non-retirement accounts, dividend and capital gain distribution checks issued by the Fund that are not cashed within 180 days will be reinvested in the Fund at the current day’s NAV. When reinvested, those amounts are subject to risk of loss like any other investment in the Fund.

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Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund’s shareholders. These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax Consequences. The following information is meant as a general summary of the federal income tax provisions regarding the taxation of the Fund’s shareholders. Additional tax information appears in the SAI. Shareholders should rely on their own tax adviser for advice about the federal, state, and local tax consequences to them of investing in the Fund.

The Fund expects to distribute all or substantially all of its net investment income and net realized gain to its shareholders at least annually. Shareholders may elect to take dividends from net investment income or capital gain distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions, regardless of whether distributions are paid by the Fund in cash or are reinvested in additional Fund shares. Distributions to non-corporate investors attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders as qualified dividend income at long-term capital gains rates provided certain holding period requirements are satisfied. Distributions of long-term capital gain are generally taxed as long-term capital gain, regardless of how long a shareholder has held Fund shares. Distributions may be subject to state and local taxes, as well as federal taxes.

The Fund may invest in foreign securities against which foreign tax may be withheld. If more than 50% of the Fund’s assets are invested in foreign ETFs, foreign index mutual funds, or other foreign issues at the end of the year, the Fund’s shareholders might be able to claim a foreign tax credit with respect to foreign taxes withheld.

Taxable distributions paid by the Fund to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by the Fund as qualifying for the DRD provided certain holding period requirements are met.

In general, a shareholder who sells or redeems Fund shares will realize a capital gain or loss, which will be long-term or short-term depending upon the shareholder’s holding period for the Fund shares, provided that any loss recognized on the sale of Fund shares held for six months or less will be treated as long-term capital loss to the extent of capital gain dividends received with respect to such shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

The Fund may be required to withhold U.S federal income tax (presently at the rate of twenty-eight percent (28%)) on all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service

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(the “IRS”) that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Shareholders should consult with their own tax adviser to ensure that distributions and sales of Fund shares are treated appropriately on their income tax returns.

Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the IRS on the Fund’s shareholders’ Forms 1099-B when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Fund has chosen average cost as the standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing NAVs, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Forms 1099-B if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate IRS regulations or consult your tax adviser with regard to your personal circumstances.

For those securities defined as “covered” under current IRS cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

At the time that this Prospectus was being prepared, there were a number of changes to the federal tax laws that had been proposed by the President of the United States, Donald J. Trump, and members of the United States Congress. At this stage, though, it is impossible to provide any meaningful guidance regarding how such changes might be implemented and how such changes might affect shareholders and the Fund.

MANAGEMENT OF THE FUND

Adviser. Belmont Capital, LLC d/b/a Belmont Capital GroupTM, 1875 Century Park E., Suite 1780, Los Angeles, California 90067, serves as investment adviser to the Fund. The Adviser has overall supervisory management responsibility for the general management and investment of the Fund’s portfolio. The Adviser was formed in 2010 and is controlled by two principals of the firm, Mr. Stephen Solaka and Mr. Daniel Beckwith, CFP, also portfolio managers of the Fund. The Adviser serves high net worth individuals, corporations and institutions, and as of November 30, 2017 had assets under management of approximately $1.054 billion.

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The Fund is required to pay the Adviser a fee equal to 1.75% of the Fund’s average daily net assets. A discussion of the factors that the Board considered in approving the Fund’s advisory agreement will be contained in the Fund’s semi-annual report dated July 31, 2018. The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until May 31, 20     so that Total Annual Fund Operating Expenses does not exceed 1.99%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, in any fiscal year. The operating expense limitation also excludes any “Fees and Expenses of Acquired Funds,” which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including ETFs, that have their own expenses. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement.

If you invest in the Fund through an investment adviser, bank, broker-dealer, 401(k) plan, trust company or other financial intermediary, the policies and fees for transacting business may be different than those described in this Prospectus. Some financial intermediaries may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Some financial intermediaries do not charge a direct transaction fee, but instead charge a fee for services such as sub-transfer agency, accounting and/or shareholder services that the financial intermediary provides on the Fund’s behalf. This fee may be based on the number of accounts or may be a percentage of the average value of the Fund’s shareholder accounts for which the financial intermediary provides services. The Fund may pay a portion of this fee, which is intended to compensate the financial intermediary for providing the same services that would otherwise be provided by the Fund’s transfer agent or other service providers if the shares were purchased directly from the Fund. To the extent that these fees are not paid by the Fund, the Adviser may pay a fee to financial intermediaries for such services.

To the extent that the Adviser, not the Fund, pays a fee to a financial intermediary for distribution or shareholder servicing, the Adviser may consider a number of factors in determining the amount of payment associated with such services, including the amount of sales, assets invested in the Fund and the nature of the services provided by the

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financial intermediary. Although neither the Fund nor the Adviser pays for the Fund to be included in a financial intermediary’s “preferred list” or other promotional program, some financial intermediaries that receive compensation as described above may have such programs in which the Fund may be included. Financial intermediaries that receive these types of payments may have a conflict of interest in recommending or selling the Fund’s shares rather than other mutual funds, particularly where such payments exceed those associated with other funds. The Fund may from time to time purchase securities issued by financial intermediaries that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

Portfolio Managers. Stephen Solaka and Daniel Beckwith serve as co-portfolio managers of the Fund.

Stephen Solaka — Mr. Solaka is a Managing Partner and co-founder of the Adviser. He has over 17 years of financial market experience focusing on equity risk management, options and portfolio management. Mr. Solaka is frequently quoted by Barron’s, The Wall Street Journal and Bloomberg regarding options and hedging. Prior to founding Belmont, Mr. Solaka was a Director at Dorchester Capital Advisors, a fund of hedge funds focusing on equity and credit investments. Stephen previously advised clients at UBS Private Wealth Management, a division of UBS focused on families with over $10 million in investable assets. Prior to UBS, Mr. Solaka was a VP of Equity Derivatives at TD Options, a division of Toronto Dominion Bank. At TD he held responsibility for the firm’s media and telecom options portfolio. This involved proprietary trading and market making on over 200 individual equities and sector ETFs. Mr. Solaka also held equity, ETF and index option making positions at Bear Wagner Specialists and Stafford Trading. He was formerly a member of the Chicago Board Options Exchange, Chicago Board of Trade and American Stock Exchange. Mr. Solaka holds a B.A. in Finance from the Eli Broad College of Business at Michigan State University.

Daniel Beckwith, CFP — Mr. Beckwith is a Managing Partner and co-founder of the Adviser. Mr. Beckwith is responsible for quantitative modeling, trade execution and portfolio risk management at the Adviser. Mr. Beckwith previously advised high-net worth families at Wells Fargo Advisors and Merrill Lynch. Prior to joining Merrill Lynch, he was a senior trader at Wolverine Trading, one of the largest option market makers in the world. Mr. Beckwith was a member of Wolverine’s index option market making group where he was responsible for trading, risk management and pricing of Nasdaq 100 ETF and index options. He was also an ETF exchange specialist in the OEF product on the Chicago Board Options Exchange. Mr. Beckwith holds a B.A. in Accounting from the Eli Broad College of Business at Michigan State University. He is also a CERTIFIED FINANCIAL PLANNER™ professional.*

*	Certified Financial Planner Board of Standards Inc. owns the certification marks CFP® and CERTIFIED FINANCIAL PLANNER™ in the U.S., which it awards to individuals who successfully complete CFP Board’s initial and ongoing certification requirements.

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The Fund’s SAI provides additional information about the Fund’s portfolio managers, including their compensation structure, other accounts managed, and ownership of shares of the Fund.

FINANCIAL HIGHLIGHTS

Because the Fund recently commenced operations, no financial highlights are available. In the future, financial highlights will be presented in this section of the Prospectus.

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FOR MORE INFORMATION

You can find additional information about the Fund in the following documents:

Annual and Semi-Annual Reports: While this Prospectus describes the Fund’s potential investments, the Annual and Semi-Annual Reports detail the Fund’s actual investments as of their report dates. The Annual report includes a discussion by Fund management of recent market conditions, economic trends, and investment strategies that significantly affected Fund performance during the reporting period.

Statement of Additional Information: The SAI supplements the Prospectus and contains detailed information about the Fund and its investment restrictions, risks, policies, and operations, including the Fund’s policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates. A current SAI for the Fund is on file with the SEC and is incorporated into this Prospectus by reference, which means it is considered part of this Prospectus.

How to Obtain Copies of Other Fund Documents

You can obtain free copies of the current SAI and the Fund’s Annual and Semi-Annual Reports, and request other information about the Fund or make shareholder inquiries, in any of the following ways:

The Fund’s website at www.                    .com

You can get free copies of the current Annual and Semi-Annual Reports, as well as the SAI, by contacting Shareholder Services at (xxx) xxx-xxxx. You may also request other information about the Fund and make shareholder inquiries. The requested documents will be sent within three business days of receipt of the request.

You may review and copy information about the Fund (including the SAI and other reports) at the SEC Public Reference Room in Washington, D.C. Call the SEC at 1-202-551-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Investment Company Act #811-22208

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Belmont Theta Income Fund

Institutional Class Shares (XXXXX)

A Series of the Valued Advisers Trust

Statement of Additional Information

March     , 2018

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus (the “Prospectus”) of the Belmont Theta Income Fund (the “Fund”) dated February     , 2018. A free copy of the Prospectus or Annual Report, when available, can be obtained by writing Ultimus Fund Solutions, LLC, the Fund’s transfer agent, at P.O. Box 46707, Cincinnati, Ohio 45246-0707, or by calling Shareholder Services at (xxx) xxx-xxxx.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF SUCH STATE.

DESCRIPTION OF THE TRUST AND THE FUND

The Belmont Theta Income Fund (the “Fund”) is an open-end diversified series of Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Trustees. The Fund’s investment adviser is Belmont Capital, LLC d/b/a Belmont Capital GroupTM (the “Adviser”).

The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and its transfer agent for the account of the shareholders. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends, and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he or she owns and fractional votes for fractional shares he or she owns. All shares of the Fund have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that certain amendments that adversely affect the rights of shareholders must be approved by the shareholders affected. All shares of the Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

For information concerning the purchase and redemption of shares of the Fund, see “How to Buy Shares” and “How to Redeem Shares” in the Fund’s Prospectus. For a description of the methods used to determine the share price and value of the Fund’s assets, see “Determination of Net Asset Value” in the Prospectus and this SAI. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order.

Customer orders will be priced at the Fund’s net asset value per share (“NAV”) next computed after they are received by an authorized broker or the broker’s authorized designee and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Annual Report contains additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

This section contains additional information about the investments the Fund may make and some of the techniques it may use. It is not the Fund’s policy to invest in illiquid securities.

A.    Derivative Instruments. The Fund may invest in derivative instruments, which are financial instruments whose performance and value are derived, at least in part, from another source, such as the performance of an underlying asset or security. Derivatives may be purchased for hedging purposes, to enhance returns, as a substitute for purchasing or selling securities, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings. The Fund’s transactions in derivative instruments may include, among others, the purchase and writing of options on securities.

Writing Covered Call Options - The Fund may write covered call options on equity securities or futures contracts that the Fund is eligible to purchase to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. The Fund may write covered call options if, immediately thereafter, not more than 30% of its net assets would be committed to such transactions. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is “covered” if the Fund owns the underlying security subject to the call option at all times during the option period. When the Fund writes a covered call option, it maintains in a segregated account with its custodian or as otherwise required by the rules of the exchange for the underlying security, cash or liquid portfolio securities in an amount not less than the exercise price at all times while the option is outstanding.

The writing of covered call options is considered to be a conservative investment technique. The Fund will receive a premium from writing a call option, which increases the Fund’s return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. However, there is no assurance that a closing transaction can be effected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

Writing Covered Put Options - The Fund may write covered put options on equity securities and futures contracts that the Fund is eligible to purchase to earn premium income or to assure a definite price for a security if it is considering acquiring the security at a lower price than the current market price or to close out options previously purchased. The Fund may not write a put option if, immediately thereafter, more than 25% of its net assets would be committed to such transactions. A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time during the option period. The operation of put options in other respects is substantially identical to that of call options. When the Fund writes a covered put option, it maintains in a segregated account with its custodian cash or liquid portfolio securities in an amount not less than the exercise price at all times while the put option is outstanding.

The Fund will receive a premium from writing a put option, which increases the Fund’s return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. The risks involved in writing put options include the risk that a closing transaction cannot be effected at a favorable price and the possibility that the price of the underlying security may fall below the exercise price, in which case the Fund may be required to purchase the underlying security at a higher price than the market price of the security at the time the option is exercised, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may also write straddles (combinations of puts and calls on the same underlying security).

Options Transactions Generally - Option transactions in which the Fund may engage involve the specific risks described above as well as the following risks: the writer of an option may be required to exercise at any time during the option period; disruptions in the markets for underlying instruments could result in losses for options investors; imperfect or no correlation between the option and the securities being hedged; the insolvency of a broker could present risks for the broker’s customers; and market imposed restrictions may prohibit the exercise of certain options. In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund. The success of the Fund in using the option strategies described above depends on, among other things, the Sub-Advisor’s ability to predict the direction and volatility of price movements in the options, futures contracts and securities markets and its ability to select the proper time, type and duration of the options.

The Fund may purchase either exchange-traded or over-the-counter options on securities. With certain exceptions, over-the-counter options, and any assets used to cover them, are considered illiquid securities. The Fund’s ability to terminate options positions established in the over-the-counter market may be more limited than in the case of exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

B.    Cash Investments. When the Adviser believes market, economic or political conditions are unfavorable for investors, the Adviser may invest up to 100% of the Fund’s net assets in cash, cash equivalents or other short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, or the U.S. economy. The Adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

C.    Obligations Backed by the U.S. Government. U.S. government obligations include the following types of securities:

1. U.S. Treasury Securities. U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

2. Federal Agency Securities. The securities of certain U.S. government agencies and government sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include the Government National Mortgage Association (Ginnie Mae), Veteran’s Administration (VA), the Federal Housing Administration (FHA), the Export/Import Bank, the Overseas Private Investment Corporation (OPIC), the Commodity Credit Corporation (CCC), and the Small Business Administration (SBA).

D.    Other Federal Agency Obligations. Additional federal agency securities are not either direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee Valley Authority, and Federal Farm Credit Bank System.

E.    Money Market Instruments. The Fund may seek to minimize risk by investing in money market instruments, which are high-quality, short-term securities. Although changes in interest rates may change the market value of a security, the Funds expect those changes to be minimal with respect to those securities, which are often purchased for defensive purposes. However, even though money market instruments are generally considered to be high-quality, low risk investments, recently a number of issuers of money market and money market-type instruments have experienced financial difficulties, leading in some cases to rating downgrades and decreases in the value of their securities.

F.    Temporary Investments. To maintain cash for redemptions and distributions and for temporary defensive purposes, the Fund may invest in money market mutual funds and in investment grade short-term fixed income securities including short-term U.S. government securities, negotiable certificates of deposit, commercial paper, banker’s acceptances and repurchase agreements. The Fund may also invest in futures, options, shorts and foreign currency hedging as a defensive measure. To the extent that the Fund engages in a temporary, defensive strategy, the Fund may not achieve its investment objective.

PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. The Fund’s portfolio turnover rate is a measure of the Fund’s portfolio activity, and is calculated by dividing the lesser of purchases or sales of securities by the average value of the portfolio securities held during the period. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

INVESTMENT LIMITATIONS

Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this SAI, the term “majority of the outstanding shares of the Fund” means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund.

1.	Borrowing Money. The Fund will not borrow money, except from: (a) a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2.	Diversification. The Fund may not, with respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any class of securities of any one issuer (except that securities of the U.S. government, its agencies, and instrumentalities are not subject to this limitation).

3.	Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission (“SEC”) or its staff.

4.	Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

5.	Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts (“REITs”)).

6.	Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

7.	Loans. The Fund will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

8.	Concentration. The Fund will not invest more than 25% of its total assets in any one particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

INVESTMENT ADVISER

The Fund’s Adviser is Belmont Capital, LLC d/b/a Belmont Capital GroupTM, 1875 Century Park E., Suite 1780, Los Angeles, California 90067. The Adviser was formed in 2010 by Mr. Stephen Solaka and Mr. Daniel Beckwith who each own 50% of the Adviser and serve as portfolio managers to the Fund. The Adviser provides investment advice to individuals, corporations and institutions and, as of November 30, 2017 had assets under management of approximately $1.054 billion. The Fund is the first mutual fund managed by the Adviser.

Under the terms of the management agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight by the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.75% of the average daily net assets of the Fund.

The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until                     , 2019, so that Total Annual Fund Operating Expenses does not exceed 1.99%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, in any fiscal year. The operating expense limitation also excludes any “Fees and Expenses of Acquired Funds,” which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including ETFs, that have their own expenses. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement.

The Adviser retains the right to use the name “Belmont” or “Belmont Capital Group” in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust’s right to use the name “Belmont” or “Belmont Capital Group” automatically ceases 90 days after termination of the Agreement and may be withdrawn by the Adviser on 90 days’ written notice.

The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

About the Portfolio Managers

Stephen Solaka and Daniel Beckwith are co-portfolio managers of the Fund (“Portfolio Managers”). As of November 30, 2017 the Portfolio Managers, were responsible for managing the following types of accounts, in addition to the Fund:

Stephen Solaka

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	0	N/A	N/A	N/A
Pooled Investment Vehicles	0	N/A	N/A	N/A
Other Accounts	608	$1,053,905,583	0	N/A

Daniel Beckwith

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	0	N/A	N/A	N/A
Pooled Investment Vehicles	0	N/A	N/A	N/A
Other Accounts	608	$1,053,905,583	0	N/A

Compensation: Each of the Portfolio Managers are compensated through their equity ownership in the Adviser. They do not receive separate compensation for their services as Portfolio Managers. As equity members of the Adviser, the Portfolio Managers receive compensation in the form of distributions and profits form the Adviser.

Potential Conflicts of Interest: Potential conflicts of interest may arise because the Portfolio Managers use the same proprietary investment methodology for the Fund as they use for other clients. This means that the Portfolio Managers will make the investment strategies used to manage the Fund available to other clients. As a result, there may be circumstances under which the Fund and other clients of the Adviser may compete in purchasing available investments and, to the extent that the demand exceeds the supply, may result in driving the prices of such investments up, resulting in higher costs to the Fund. There also may be circumstances under which the Portfolio Managers purchase or sell various investments for other clients and do not purchase or sell the same investments for the Fund, or purchase or sell an investment for the Fund and do not include such investment in purchases or sales for other clients. This is because each client’s investment policy guidelines and/or prevailing market conditions at the time of such purchases or sales are made may differ from those of the Fund. Each Portfolio Manager may also carry on investment activities for his own account(s) and/or the accounts of family members.

Ownership of Fund Shares: The Fund is required to show the dollar amount range of each Portfolio Manager’s beneficial ownership of shares of the Fund as of the most recently completed fiscal year. As of the date of this SAI, the Fund had not commenced operations, so the Portfolio Managers own no shares of the Fund.

TRUSTEES AND OFFICERS

The Board supervises the business activities of the Trust and is responsible for protecting the interests of shareholders. The Chairperson of the Board is Andrea N. Mullins, who is not an “interested person” of the Trust, as that term is defined under the 1940 Act (“Independent Trustee”). The Board has considered the overall leadership structure of the Trust and has established committees designed to facilitate the governance of the Trust by the Trustees generally and the Board’s role with respect to risk oversight specifically. The Trust’s committees are responsible for certain aspects of risk oversight relating to financial statements, the valuation of the Trust’s assets, and compliance matters. The Board also has frequent interaction with the service providers and Chief Compliance Officer (“CCO”) of the Trust with respect to risk oversight matters. The CCO reports directly to the Board generally with respect to the CCO’s role in managing the compliance risks of the Trust. The CCO may also report directly to a particular committee of the Board depending on the subject matter. The Trust’s principal financial officer reports to the Audit Committee of the Board on all financial matters affecting the Trust, including risks associated with financial reporting. Through the committee structure, the Trustees also interact with other officers and service providers of the Trust to monitor risks related to the Trust’s operations. The Trust has determined that its leadership structure is appropriate based on the size of the Trust, the Board’s current responsibilities, each Trustee’s ability to participate in the oversight of the Trust and committee transparency.

The Trustees are experienced businesspersons who meet throughout the year to oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Fund and review performance. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following table provides information regarding each of the Independent Trustees.

Name, Address*, Age, Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships	Other Directorships
Ira Cohen, 58 Independent Trustee Since June 2010	Current: Independent financial services consultant (since February 2005); Executive Vice President of Asset Management Services, Recognos Financial (since August 2015).	Trustee, Griffin Institutional Access Credit Fund (since January 2017); Trustee and Audit Committee Chairman, Griffin Institutional Real Estate Access Fund (since May 2014); Trustee, Angel Oak Funds Trust (since October 2014); Chairman (since April 2017); Trustee, Chairman, and Nominating and Governance Committee Chairman, Angel Oak Strategic Credit Fund (since December 2017).
Andrea N. Mullins, 50 Independent Trustee Since December 2013 Chairperson since March 2017	Current: Private investor; Independent Contractor, SWM Advisors (since April 2014).	None.

* The address for each Trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

** As of the date of this SAI, the Trust consists of 12 series.

The following table provides information regarding the Trustee who is considered an “interested person” of the Trust, as that term is defined under the 1940 Act. Based on the experience of the Trustee, the Trust concluded that the individual described below should serve as a Trustee.

Name, Address*, Age, Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years	Other Directorships
Mark J. Seger, 55 Trustee Since March 2017	Current: President, Managing Director, and Co-Founder, Ultimus Fund Solutions, LLC (since 1999); Treasurer and Managing Director, Ultimus Fund Distributors, LLC (since 1999); President and Managing Director, Ultimus Asset Services, LLC (since 2016)	None.

* The address for each Trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

** As of the date of this SAI, the Trust consists of 12 series.

The Trust’s committees are responsible for certain aspects of risk oversight relating to financial statements, the valuation of the Trust’s assets, and compliance and governance matters. The Board currently has established three standing committees: the Audit Committee, the Pricing Committee and the Governance and Nominating Committee.

The Trust’s Audit Committee consists of the Independent Trustees. The Audit Committee is responsible for overseeing the Fund’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund’s financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund’s independent auditors and the full Board. During the 2017 calendar year, the Audit Committee met five times.

The Pricing Committee of the Board is responsible for reviewing and approving the Fund’s fair valuation determinations, if any. The members of the Pricing Committee are all of the Trustees, except that any one member of the Pricing Committee constitutes a quorum for purposes of reviewing and approving a fair value. During the 2017 calendar year, the Pricing Committee met four times.

The Governance and Nominating Committee consists of the Independent Trustees and oversees general Trust governance-related matters. The Governance and Nominating Committee’s purposes, duties and powers are set forth in its written charter, which is included in Exhibit C – the charter also describes the process by which shareholders of the Trust may make nominations. During the 2017 calendar year, the Governance and Nominating Committee met three times.

Trustee Qualifications

Generally, no one factor was decisive in the original selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (1) the individual’s business and professional experience and accomplishments; (2) the individual’s ability to work effectively with the other members of the Board; and (3) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board. In respect of each Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Trust, were a significant factor in the determination that the individual should serve as a Trustee of the Trust. In addition to the information provided above, below is a summary of the specific experience, qualifications, attributes or skills of each Trustee and the reason why he was selected to serve as Trustee:

Andrea N. Mullins – Ms. Mullins has over 22 years of experience in the mutual fund industry, including experience in management, accounting and financial reporting.

Ira Cohen – Mr. Cohen has over 35 years of experience in the financial services industry, including in an executive management role. He was selected to serve as Trustee of the Trust based primarily on his comprehensive understanding of the Trust’s operations and investments.

Mark J. Seger - Mr. Seger has over 30 years of experience in the financial services industry, including extensive experience in an executive management role with two different mutual fund servicing companies, including the Trust’s administrator. Mr. Seger was selected to serve as Trustee of the Trust based primarily on his extensive knowledge of mutual fund operations, including the regulatory framework under which the Trust must operate.

The following table provides information regarding the Officers of the Trust:

Name, Address*, Age, Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years	Other Directorships
Bo J. Howell, 36 Principal Executive Officer and President Since March 2017	Current: Vice President, Director of Fund Administration, Ultimus Fund Solutions, LLC (since 2014). Previous: Counsel, Securities and Mutual Funds, Western & Southern Financial Group (2012 – 2014).	None.
Brandon Kipp, 34 Chief Compliance Officer Since October 2017

Current: Senior Fund Compliance Officer, Ultimus Fund Solutions, LLC (since July 2017)

Previous: Assistant Vice President and Compliance Manager, UMB Fund Services, Inc. (March 2014 to July 2017); Officer and Lead Fund Administrator, UMB Fund Services, Inc. (May 2012 to March 2014).

None.

Name, Address*, Age, Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years	Other Directorships
Carol J. Highsmith, 53 Vice President Since August 2008 Secretary Since March 2014

Current: Assistant Vice President, Ultimus Fund Solutions, LLC (since December 2015).

Previous: Employed in various positions with Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (November 1994 to December 2015), most recently Vice President of Legal Administration (2005 to December 2015).

None.
Matthew J. Miller, 41 Vice President Since December 2011

Current: Assistant Vice President, Relationship Management, Ultimus Fund Solutions, LLC (since December 2015).

Previous: Employed in various positions with Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (July 1998 to December 2015), most recently Vice President of Relationship Management (2005 to December 2015).

None.
Bryan W. Ashmus, 44 Principal Financial Officer and Treasurer Since December 2013

Current: Vice President and Director of Financial Administration, Ultimus Fund Solutions, LLC (since December 2015).

Previous: Vice President and Manager of Financial Administration, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (September 2013 to December 2015); Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (from May 2005 to September 2013).

None.
Stephen L. Preston, 51 AML Officer since June 2017	Current: Chief Compliance Officer, Ultimus Fund Solutions, LLC (since June 2011); Chief Compliance Officer of Ultimus Fund Distributors, LLC (since June 2011).	None.

* The address for each Trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

** As of the date of this SAI, the Trust consists of 12 series.

The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the funds of the Trust, as of December 31, 2017 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by the Trustees in Family of Investment Companies
Non-Interested Trustees
Andrea N. Mullins	A	A
Ira Cohen	A	A
Interested Trustee
Mark J. Seger	A	A

Compensation. Set forth below are estimates of the annual compensation to be paid to the Trustees by the Fund on an individual basis and by the Trust on an aggregate basis. Trustees’ fees and expenses are Trust expenses and the Fund incurs its pro rata share of expenses based on the number of existing series in the Trust and the total assets of each series relative to the overall assets of the Trust. As a result, the amount paid by the Fund will increase or decrease as series are added or removed from the Trust.

Independent Trustees	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust*
Ira Cohen	$2,583	$0	$0	$31,000
Andrea N. Mullins	$2,667	$0	$0	$32,000

* As of the date of this SAI, the Trust consists of 12 series. Each series, including the Fund, pays a portion of the overall Independent Trustees’ compensation expenses, which is based on the total number of series in the Trust and the total assets of each series relative to the overall assets of the Trust. The amount for the Aggregate Compensation from the Fund may be higher or lower depending on the allocation over relative net assets of the series in the Trust. Each Independent Trustee receives base compensation of $30,000. Each Independent Trustee also receives additional compensation for serving as the chairperson of one or more of the Trust’s standing committees and for participating in special meetings of the Board.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the 1940 Act. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Adviser.

As of the date of this SAI, the Trustees and officers of the Trust own beneficially none of the outstanding shares of the Fund. As of the date of this SAI, the Fund had not yet commenced operations.

ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM

Customer identification and verification is part of the Fund’s overall obligation to prevent money laundering under federal law. The Trust has, on behalf of the Fund, adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or financing of terrorist activities (the “AML Compliance Program”). The Trust has delegated the responsibility to implement the AML Compliance Program to the Fund’s transfer agent, Ultimus Fund Solutions, LLC, subject to oversight by the Trust’s CCO and, ultimately, by the Board.

When you open an account with the Fund, the Fund’s transfer agent will request that you provide your name, physical address, date of birth, and Social Security number or tax identification number. You may also be asked for other information that, in the transfer agent’s discretion, will allow the Fund to verify your identity. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening an account with the Fund. The Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account activities, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of the Fund’s transfer agent, they are deemed to be in the best interest of the Fund, or in cases where the Fund is requested or compelled to do so by governmental or law enforcement authority.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board, the Adviser is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the Fund and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices. When the broker acts as agent, a commission will be charged on the transaction; when the broker acts as principal, the markup is included in the bond price.

When the Fund and another of the Adviser’s clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined (“blocked”) basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell, or as high a price for any particular portfolio security, if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis.

CODES OF ETHICS

The Trust, the Fund’s distributor, and the Adviser have each adopted a Code of Ethics (each a “Code” and collectively, the “Codes”) pursuant to Rule 17j-1 of the 1940 Act, and the Adviser’s Code also conforms to Rule 204A-1 under the Investment Advisers Act of 1940. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Codes from the Fund, free of charge, by calling the Fund at (xxx) xxx-xxxx. You may also obtain copies of the Trust’s Code from documents filed with the SEC and available on the SEC’s web site at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the SEC on Form N-CSR. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

The Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Adviser, distributor, transfer agent, fund accounting agent, administrator and custodian. The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective advisers at any time. This information is disclosed to all such third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custodial relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.

Additionally, the Fund has ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor’s, Thomson Financial and Vickers-Stock (“Rating Agencies”) in order for those organizations to assign a rating or ranking to the Fund. In these instances portfolio holdings will be supplied within approximately 15 days after the end of the month. The Rating Agencies may make the Fund’s top portfolio holdings available on their websites and may make the Fund’s complete portfolio holdings available to their subscribers for a fee. Neither the Fund, the Adviser nor any of their affiliates receive any portion of this fee. Information released to Rating Agencies is released under conditions of confidentiality and it is subject to prohibitions on trading based on the information. The Fund also may post its complete portfolio holdings to its website, if applicable, within approximately 15 days after the end of the month. The information will remain posted on the website until replaced by the information for the succeeding month. If the Fund does not have a website or the website is for some reason inoperable, the information will be supplied no more frequently than quarterly and on a delayed basis.

From time to time, employees of the Adviser also may provide oral or written information (portfolio commentary) about the Fund, including, but not limited to, how the Fund’s investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. Employees of the Adviser may also provide oral or written information (statistical information) about various financial characteristics of the Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about the Fund may be based on the Fund’s portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Fund, shareholders in the Fund, persons considering investing in the Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their adviser. The nature and content of the information provided to each of these persons may differ.

The Adviser provides services for individuals, other than the Trust, including institutional investors and high net worth persons. In many cases, these other service offerings are managed in a similar fashion to the Fund and thus have similar portfolio holdings. The owners of separate accounts that are managed by the Adviser may have access to the portfolio holdings of their separate accounts at different times than the Fund discloses its portfolio holdings.

Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the prior authorization of the CCO and the specific approval of the Board. The Adviser must submit any proposed arrangement pursuant to which the Adviser intends to disclose the Fund’s portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Adviser, and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings. Finally, the Fund will not disclose portfolio holdings as described above to third parties that the Fund knows will use the information for personal securities transactions.

The Trust maintains written policies and procedures regarding the disclosure of its portfolio holdings to ensure that such disclosure is for a legitimate business purpose and is in the best interests of the Fund’s shareholders. The Board reviews these policies and procedures on an annual basis. Compliance will be periodically assessed by the Board in connection with a report from the Trust’s CCO. There may be instances where the interests of the Trust’s shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Adviser, any principal underwriter for the Trust or an affiliated person of the Trust (including such affiliated person’s investment adviser or principal underwriter). In such situations, the conflict must be disclosed to the Board.

PROXY VOTING POLICY

The Trust and the Adviser each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders’ best interests. As a brief summary, the Trust’s policy delegates responsibility regarding proxy voting to the Adviser, subject to the Adviser’s proxy voting policy and the supervision of the Board. The Adviser votes the Fund’s proxies in accordance with its proxy voting policy, subject to the provisions of the Trust’s policy regarding conflicts of interests. The Fund’s Proxy Voting Policy and Procedure is attached as Exhibit A. The Adviser’s Proxy Voting Policy and Procedure is attached as Exhibit B.

The Trust’s policy provides that, if a conflict of interest between the Adviser or its affiliates and the Fund arises with respect to any proxy, the Adviser must fully disclose the conflict to the Board and vote the proxy in accordance with the Board’s instructions. The Board shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Adviser, is most consistent with the Adviser’s proxy voting policies and in the best interests of Fund shareholders.

You may also obtain a copy of the Trust’s and the Adviser’s proxy voting policy by calling Shareholder Services at (xxx) xxx-xxxx to request a copy, or by writing to Ultimus Fund

Solutions, LLC, the Fund’s transfer agent, at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. A copy of the policies will be mailed to you within three days of receipt of your request. You also may obtain a copy from Fund documents filed with the SEC, which are available on the SEC’s web site at www.sec.gov. A copy of the votes cast by the Fund with respect to portfolio securities for each year ended June 30th will be filed by the Fund with the SEC on Form N-PX. The Fund’s proxy voting record will be available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC’s web site.

DETERMINATION OF NET ASSET VALUE

The NAV of the shares of the Fund is determined as of the close of trading (normally 4:00 p.m. Eastern time) on each day the Trust, its custodian, and transfer agent are open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the NAV. The Trust is open for business on every day on which the New York Stock Exchange (“NYSE”) is open for trading. The NYSE is closed on Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the NAV (share price), see “Determination of Net Asset Value” in the Prospectus.

Equity securities generally are valued by using market quotations furnished by a pricing service. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange-traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available (including when they are not reliable), such securities may be valued at a fair value pursuant to guidelines established by the Board. The Board annually approves the pricing services used by the fund accounting agent. Fair valued securities held by the Fund (if any) are reviewed by the Board on a quarterly basis.

The Fund’s NAV per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time, as shown below:

        Net Assets              = NAV Per Share

    Shares Outstanding

REDEMPTION IN-KIND

The Fund does not intend to redeem shares in any form except cash. However, if the redemption amount is over the lesser of $250,000 or 1% of the Fund’s net assets, pursuant to an election under Rule 18f-1 under the 1940 Act by the Trust on behalf of the Fund, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net assets in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses such as the payment of brokerage commissions on the sale or other disposition of the securities received from the Fund.

STATUS AND TAXATION OF THE FUND

The following discussion is a summary of certain U.S. federal income tax considerations affecting the Fund and its shareholders. The discussion reflects applicable federal income tax laws of the U.S. as of the date of this SAI, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect. No attempt is made to present a detailed explanation of all U.S. income, estate or gift tax, or foreign, state or local tax concerns affecting the Fund and its shareholders (including shareholders owning large positions in the Fund). The discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in the Fund.

In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, REIT, insurance company, regulated investment company (“RIC”), individual retirement account, other tax-exempt entity, dealer in securities or non-U.S. investor. Furthermore, this discussion does not reflect possible application of the alternative minimum tax (“AMT”). Unless otherwise noted, this discussion assumes shares of the Fund are held by U.S. shareholders and that such shares are held as capital assets.

At the time that this SAI was being prepared, there were a number of changes to the federal tax laws that had been proposed by the President of the United States, Donald J. Trump, and members of the United States Congress. At this stage, though, it is impossible to provide any meaningful guidance regarding how such changes might be implemented and how such changes might affect shareholders and the Fund.

A U.S. shareholder is a beneficial owner of shares of the Fund that is for U.S. federal income tax purposes:

•	a citizen or individual resident of the United States (including certain former citizens and former long-term residents);

•	a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

•	an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

•	a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. shareholders have the authority to control all of its substantial decisions or the trust has made a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

A “Non-U.S. shareholder” is a beneficial owner of shares of the Fund that is an individual, corporation, estate, or trust and is not a U.S. shareholder. If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds shares of the Fund, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership. A prospective shareholder who is a partner of a partnership holding the Fund shares should consult its tax advisors with respect to the purchase, ownership and disposition of its Fund shares.

Taxation as a RIC

The Fund intends to qualify each year for treatment as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). There can be no assurance that it actually will so qualify. The Fund will qualify as a RIC if, among other things, it meets the source-of-income and the asset-diversification requirements. With respect to the source-of-income requirement, the Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies and (ii) net income derived from an interest in a “qualified publicly traded partnership.” A “qualified publicly traded partnership” is generally defined as a publicly traded partnership under Internal Revenue Code section 7704. However, for these purposes, a qualified publicly traded partnership does not include a publicly traded partnership if 90% or more of its income is described in (i) above. Income derived from a partnership (other than a qualified publicly traded partnership) or trust is qualifying income to the extent such income is attributable to items of income of the partnership or trust which would be qualifying income if realized by the Fund in the same manner as realized by the partnership or trust.

If a RIC fails this 90% income test, as long as such failure is inadvertent, such RIC is only required to pay a tax equal to the amount by which it failed the 90% income test.

With respect to the asset-diversification requirement, the Fund must diversify its holdings so that, at the end of each quarter of each taxable year (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities other than U.S. government securities or the securities of other RICs of (a) one issuer, (b) two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses, or (c) one or more qualified publicly traded partnerships.

If a RIC fails this asset-diversification test, such RIC, in addition to other cure provisions previously permitted, has a 6-month period to correct any failure without incurring a penalty if such failure is “de minimis.”

Similarly, if a RIC fails this asset-diversification test and the failure is not de minimis, a RIC can cure failure if: (a) the RIC files with the Treasury Department a description of each asset that causes the RIC to fail the diversification tests; (b) the failure is due to reasonable cause and not willful neglect; and (c) the failure is cured within six months (or such other period specified by the Treasury). In such cases, a tax is imposed on the RIC equal to the greater of: (a) $50,000 or (b) an amount determined by multiplying the highest rate of corporate tax (currently 35%) by the amount of net income generated during the period of diversification test failure by the assets that caused the RIC to fail the diversification test.

If the Fund qualifies as a RIC and distributes to its shareholders, for each taxable year, at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Internal Revenue Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain deductions attributable to such interest that are otherwise disallowed, the Fund will be relieved of U.S. federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, any ordinary income or capital gain retained by the Fund will be subject to U.S. federal income tax at regular corporate federal income tax rates (currently at a maximum rate of 35%). The Fund intends to distribute at least annually substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain.

The Fund will generally be subject to a nondeductible 4% federal excise tax on the portion of its undistributed ordinary income with respect to each calendar year and undistributed capital gains if it fails to meet certain distribution requirements with respect to the one-year period ending on October 31 in that calendar year. In order to avoid the 4% federal excise tax, the required minimum distribution is generally equal to the sum of (i) 98% of the Fund’s ordinary income (computed on a calendar year basis), (ii) 98.2% of the Fund’s capital gain net income (generally computed for the one-year period ending on October 31) and (iii) any income realized, but not distributed, and on which the Fund paid no federal income tax in preceding years. The Fund generally intends to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal market conditions, does not expect to be subject to this excise tax.

To the extent that the Fund has capital loss carryforwards from prior tax years, those carryforwards will reduce the net capital gain that can support the Fund’s distribution of Capital Gain Dividends. If the Fund uses net capital losses incurred in taxable years beginning on or before December 22, 2010 (pre-2011 losses), those carryforwards will not reduce the Fund’s current earnings and profits, as losses incurred in later years will. As a result, if the Fund then makes distributions of capital gains recognized during the current year in excess of net capital gains (as reduced by carryforwards), the portion of the excess equal to pre-2011 losses factoring into net capital gain will be taxable as an ordinary dividend distribution, even though that distributed excess amount would not have been subject to tax if retained by the Fund. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains. Beginning in 2011, a RIC is permitted to carry forward net capital losses indefinitely and may allow losses to retain their original character (as short or as long-term). For net capital losses recognized prior to such date, such losses are permitted to be carried forward up to 8 years and are characterized as short-term. These capital loss carryforwards may be utilized in future years to offset net realized capital gains of the Fund, if any, prior to distributing such gains to shareholders.

The Fund’s net realized gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital loss carryforwards for any year beginning on or before December 22, 2010 may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. There is no limitation on the number of years to which capital losses arising in years beginning after December 22, 2010 may be carried forward. Any such capital losses are utilized before capital losses arising in years beginning on or before December 22, 2010.

The Fund may be required to recognize taxable income in circumstances in which it does not receive cash. For example, if the Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with payment in kind interest or, in certain cases, with increasing interest rates or that are issued with warrants), the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation regardless of whether cash representing such income is received by the Fund in the same taxable year. Because any original issue discount accrued will be included in the Fund’s “investment company taxable income” (discussed below) for the year of accrual, the Fund may be required to make a distribution to its shareholders to satisfy the distribution requirement, even though it will not have received an amount of cash that corresponds with the income earned.

Gain or loss realized by the Fund from the sale or exchange of warrants acquired by the Fund as well as any loss attributable to the lapse of such warrants generally will be treated as capital gain or loss. Such gain or loss generally will be long-term or short-term, depending on how long the Fund held a particular warrant. Upon the exercise of a warrant acquired by the Fund, the Fund’s tax basis in the stock purchased under the warrant will equal the sum of the amount paid for the warrant plus the strike price paid on the exercise of the warrant. Except as set forth in “Failure to Qualify as a RIC,” the remainder of this discussion assumes that the Fund will qualify as a RIC for each taxable year.

Failure to Qualify as a RIC

If the Fund is unable to satisfy the 90% distribution requirement or otherwise fails to qualify as a RIC in any year, it will be subject to corporate level income tax on all of its income and gain, regardless of whether or not such income was distributed. Distributions to the Fund’s shareholders of such income and gain will not be deductible by the Fund in computing its taxable income. In such event, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate shareholders, and non-corporate shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for reduced rates of U.S. federal income, provided in each case that certain holding period and other requirements are satisfied.

Distributions in excess of the Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholders’ tax basis in their Fund shares, and any remaining distributions would be treated as a capital gain. To qualify as a RIC in a subsequent taxable year, the Fund would be required to satisfy the source-of-income, the asset diversification, and the annual distribution requirements for that year and dispose of any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. Subject to a limited exception applicable to RICs that qualified as such under the Internal Revenue Code for at least one year prior to disqualification and that re-qualify as a RIC no later than the second year following the non-qualifying year, the Fund would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Fund failed to qualify for tax treatment as a RIC that are recognized within the subsequent 10 years, unless the Fund made a special election to pay corporate-level tax on such built-in gain at the time of its re-qualification as a RIC.

Taxation of U.S. Shareholders

Distributions paid to U.S. shareholders by the Fund from its investment company taxable income (which is, generally, the Fund’s ordinary income plus net realized short-term capital gains in excess of net realized long-term capital losses) are generally taxable to U.S. shareholders as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. Such distributions (if designated by the Fund) may qualify (i) for the dividends received deduction in the case of corporate shareholders under Section 243 of the Internal Revenue Code to the extent that the Fund’s income consists of dividend income from U.S. corporations, excluding distributions from tax-exempt organizations, exempt farmers’ cooperatives or REITs or (ii) in the case of individual shareholders, as qualified dividend income eligible to be taxed at reduced rates under Section 1(h)(11) of the Internal Revenue Code (which provides for a minimum 20% rate) to the extent that the Fund receives qualified dividend income, and provided in each case certain holding period and other requirements are met. Qualified dividend income is, in general, dividend income from taxable domestic corporations and qualified foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive income tax treaty with the United States, or the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States). A qualified foreign corporation generally excludes any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company. Distributions made to a U.S. shareholder from an excess of net long-term capital gains over net short-term capital losses (“capital gain dividends”), including capital gain dividends credited to such shareholder but retained by the Fund, are taxable to such shareholder as long-term capital gain if they have been properly designated by the Fund, regardless of the length of time such shareholder owned the shares of the Fund. The maximum tax rate on capital gain dividends received by individuals is generally 20% (5% for individuals in lower brackets). Distributions in excess of the Fund’s earnings and profits will be treated by the U.S. shareholder, first, as a tax-free return of capital, which is applied against and will reduce the adjusted tax basis of the U.S. shareholder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to the U.S. shareholder (assuming the shares are held as a capital asset).    Generally, not later than sixty days after the close of its taxable year, the Fund will provide the shareholders with a written notice designating the amount of any qualified dividend income or capital gain dividends and other distributions.

As a RIC, the Fund will be subject to the AMT, but any items that are treated differently for AMT purposes must be apportioned between the Fund and the shareholders and this may affect the shareholders’ AMT liabilities. Although regulations explaining the precise method of apportionment have not yet been issued by the IRS, the Fund intends, in general, to apportion these items in the same proportion that dividends paid to each shareholder bear to the Fund’s taxable income (determined without regard to the dividends paid deduction), unless the Fund determines that a different method for a particular item is warranted under the circumstances.

For purposes of determining (i) whether the annual distribution requirement is satisfied for any year and (ii) the amount of capital gain dividends paid for that year, the Fund may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable year in question. If the Fund makes such an election, the U.S. shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made. However, any dividend declared by the Fund in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by the U.S. shareholders on December 31 of the year in which the dividend was declared.

If more than 50% of the value of the Fund’s assets at the close of the taxable year consist of stock or securities in foreign corporations and certain other requirements are met, the Fund may elect to have its foreign tax deduction or credit for such withholding taxes be taken by its investors instead of claiming it on its tax return. If such an election is made, each investor will include in gross income his proportional share of the foreign taxes paid by the Fund. Investors may claim the amount of such taxes paid as a foreign tax credit in order to reduce the amount of U.S. federal income tax liability that an investor incurs on his or her foreign source income, including foreign source income from the Fund. If the Fund makes the election, it will furnish the shareholders with a written notice after the close of its taxable year.

The Fund intends to distribute all realized capital gain, if any, at least annually. If, however, the Fund were to retain any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain, their proportionate shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the federal income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. If such an event occurs, the tax basis of shares owned by a shareholder of the Fund will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholders.

Sales and other dispositions of the shares of the Fund generally are taxable events. U.S. shareholders should consult their own tax adviser with reference to their individual circumstances to determine whether any particular transaction in the shares of the Fund is properly treated as a sale or exchange for federal income tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. The sale or other disposition of shares of the Fund will generally result in capital gain or loss to the shareholder equal to the difference between the amount realized and his adjusted tax basis in the shares sold or exchanged, and will be long-term capital gain or loss if the shares have been held for more than one year at the time of sale. Any loss upon the sale or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by such shareholder with respect to such shares. A loss realized on a sale or exchange of shares of the Fund generally will be disallowed if other substantially identical shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Present law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income of corporations. For non-corporate taxpayers, short-term capital gain will currently be taxed at the rate applicable to ordinary income, while long-term capital gain generally will be taxed at a maximum rate of 20%. Capital losses are subject to certain limitations.

The Fund has chosen average cost as its standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing NAVs, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate IRS regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as “covered” under current IRS cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

For taxable years beginning after December 31, 2012, certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Fund and net gains from the disposition of shares of the Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

Original Issue Discount, Pay-In-Kind Securities, and Market Discount. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in the Fund’s taxable income (and required to be distributed by the Fund) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.

Some debt obligations (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Alternatively, the Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods the Fund elects. In the case of higher-risk securities, the amount of market discount may be unclear.

Some debt obligations (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. The Fund will be required to include the acquisition discount, or OID, in income (as ordinary income) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

In addition, payment-in-kind securities will, and commodity-linked notes may, give rise to income that is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

If the Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Tax-Exempt Shareholders. A tax-exempt shareholder could recognize Unrelated Business Taxable Income (“UBTI”) by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Internal Revenue Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in Real Estate Mortgage Investment Conduits (“REMICs”) or equity interests in Taxable Mortgage Pools (“TMPs”) if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Internal Revenue Code) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in the Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in the Fund that recognizes “excess inclusion income,” then the regulated investment company will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Fund has not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in the Fund.

Passive Foreign Investment Companies. A passive foreign investment company (“PFIC”) is any foreign corporation: (i) 75% or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Equity investments by the Fund in certain PFICs could potentially subject the Fund to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to avoid the imposition of that tax. For example, if the Fund is in a position to and elects to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. Alternatively, the Fund may make an election to mark the gains (and to a limited extent losses) in its PFIC holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.

Foreign Currency Transactions. The Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.

Foreign Taxation. Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

The RICs in which the Fund invests may invest in foreign securities. Dividends and interest received by a RIC’s holding of foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If the RIC in which the Fund invests is taxable as a RIC and meets certain other requirements, which include a requirement that more than 50% of the value of such RIC’s total assets at the close of its respective taxable year consists of stocks or securities of foreign corporations, then the RIC should be eligible to file an election with the IRS that may enable its shareholders, including the Fund in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid the by Fund, subject to certain limitations.

A “qualified fund of funds” is a RIC that has at least 50% of the value of its total interests invested in other RICs at the end of each quarter of the taxable year. If the Fund satisfied this requirement or if it meets certain other requirements, which include a requirement that more than 50% of the value of the Fund’s total assets at the close of its taxable year consist of stocks or securities of foreign corporations, then the Fund should be eligible to file an election with the IRS that may enable its shareholders to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations.

Foreign Shareholders. Capital Gain Dividends are generally not subject to withholding of U.S. federal income tax. Absent a specific statutory exemption, dividends other than Capital Gain Dividends paid by the Fund to a shareholder that is not a “U.S. person” within the meaning of the Internal Revenue Code (such shareholder, a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

A regulated investment company is not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that does not provide a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within a foreign country that has inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests as described below) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly reported by the regulated investment company (“short-term capital gain dividends”). If the Fund invests in an underlying fund that pays such distributions to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to foreign persons.

The Fund is permitted to report such part of its dividends as interest-related or short-term capital gain dividends as are eligible, but is not required to do so. The exemption from withholding for interest-related and short-term capital gain dividends will expire for distributions with respect to taxable years of the Fund beginning on or after January 1, 2012, unless Congress enacts legislation providing otherwise. These exemptions from withholding will not be available to foreign shareholders of funds that do not currently report their dividends as interest-related or short-term capital gain dividends.

In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders. Foreign persons should contact their intermediaries regarding the application of these rules to their accounts.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder generally is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of the Fund or to the Capital Gain Dividend the foreign shareholder received (as described below).

If a beneficial holder of Fund shares who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the beneficial holder’s conduct of that trade or business, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

If a beneficial holder of Fund shares who is a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by that beneficial holder in the United States.

To qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders in the Fund should consult their tax advisers in this regard.

A beneficial holder of Fund shares who is a foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

Backup Withholding. The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28%.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

FATCA. Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by the Fund after June 30, 2014 and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Shareholder Reporting Obligations With Respect to Foreign Financial Assets. Certain individuals (and, if provided in future guidance, certain domestic entities) must disclose annually their interests in “specified foreign financial assets” on IRS Form 8938, which must be attached to their U.S. federal income tax returns for taxable years beginning after March 18, 2010. The IRS has not yet released a copy of the Form 8938 and has suspended the requirement to attach Form 8938 for any taxable year for which an income tax return is filed before the release of Form 8938. Following Form 8938’s release, individuals will be required to attach to their next income tax return required to be filed with the IRS a Form 8938 for each taxable year for which the filing of Form 8938 was suspended. Until the IRS provides more details regarding this reporting requirement, including Form 8938 itself and related Treasury regulations, it remains unclear under what circumstances, if any, a shareholder’s (indirect) interest in the Fund’s “specified foreign financial assets,” if any, will be required to be reported on this Form 8938.

Other Reporting and Withholding Requirements. Legislation enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2012. Specifically, withholdable payments subject to this 30% withholding tax include payments of U.S.-source dividends and interest made on or after January 1, 2014, and payments of gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest made on or after January 1, 2015.

The IRS has issued preliminary regulations with respect to these new rules. Their scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by the Fund after the dates noted above (or such later dates as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends, Short-Term Capital Gain Dividends and interest-related dividends, as described above) will be subject to the new 30% withholding requirement. Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding, unless such shareholder enters into a timely agreement with the IRS. Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the Fund with such certifications or other documentation, including, to the extent required, with regard to such shareholders’ direct and indirect owners, as the Fund requires to comply with the new rules. Persons investing in the Fund through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the Fund.

Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

Shares Purchased through Tax-Qualified Plans. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of the Fund as an investment through such plans, and the precise effect of an investment on their particular tax situation.

Certain In-Kind Transfers

The Fund may accept in-kind transfers of securities in exchange for Fund shares. Such transactions will be evaluated on a case by case basis by the Fund and the Adviser and there can be no assurance that the Fund will accept any particular in-kind transfer. The tax implications of such a transfer are complex and depend upon various factors including but not limited to whether the securities transferred are adequately diversified and whether the transferring shareholder is deemed to be in “control” of the Fund. Any shareholder or potential shareholder contemplating an in-kind transfer to the Fund should consult his or her own tax advisors.

Summary

The foregoing is a general and abbreviated summary of the provisions of the Internal Revenue Code and the Treasury regulations in effect as they directly govern the taxation of the Fund and its shareholders. These provisions are subject to change by legislative and administrative action, and any such change may be retroactive. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal income, estate or gift taxes, or foreign, state, local taxes or other taxes.

CUSTODIAN

Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the Fund’s investments. The custodian acts as the Fund’s depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties.

FUND SERVICES

Ultimus Fund Solutions, LLC (“Ultimus”), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, acts as the Fund’s transfer agent, fund accountant, and administrator. Ultimus is the parent company of the distributor, Unified Financial Securities, LLC (the “Distributor”). Certain officers of the Trust also are officers of Ultimus.

Ultimus maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Ultimus receives a monthly fee from the Fund of $1,000 for up to 100 shareholder accounts, and $1,500 for over 100 shareholder account these transfer agency services.

In addition, Ultimus provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Ultimus receives a monthly fee from the Fund at an annual rate equal to 0.10% of the Fund’s average daily net assets up to $500 million, and 0.005% of the Fund’s average daily net assets over $500 million (subject to a minimum annual fee of $24,000).

Ultimus also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Ultimus receives a monthly fee from the Fund equal to an annual rate of 0.100% of the Fund’s average daily net assets under $100 million, 0.075% of the Fund’s average daily net assets from $100 million to $250 million, and 0.050% of the Fund’s average daily net assets over $250 million (subject to a minimum annual fee of $24,000). UAS also receives a compliance program services fee of $1,000 per month from the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of                     , has been selected as Independent Registered Public Accounting Firm for the Fund for the fiscal year ending                     , 2018. Cohen will perform an annual audit of the Fund’s financial statements and will provide financial, tax and accounting services as requested.

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc., a member firm of The 1940 Act Law Group™, 11300 Tomahawk Creek Parkway, Suite 310, Leawood, KS 66211, serves as legal counsel for the Trust and Fund.

DISTRIBUTOR

Unified Financial Securities, LLC, 9465 Counselors Row, Suite 200, Indianapolis, IN 46240, is the exclusive agent for distribution of shares of the Fund. Certain officers of the Trust are also officers of the Distributor, and each may be deemed to be an affiliate of the Distributor. The Distributor is a wholly-owned subsidiary of Ultimus.

The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

FINANCIAL STATEMENTS

You can obtain the Annual Report, when available, without charge by calling Shareholder Services at (xxx) xxx-xxxx or upon written request to:

Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, Ohio 45246-0707

EXHIBIT A

VALUED ADVISERS TRUST

PROXY VOTING POLICY AND PROCEDURE

The Valued Advisers Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust offers multiple series (each a “Fund” and, collectively, the “Funds”). Consistent with its fiduciary duties and pursuant to Rule 30b1-4 under the 1940 Act (the “Proxy Rule”), the Board of Trustees of the Trust (the “Board”) has adopted this proxy voting policy on behalf of the Trust (the “Policy”) to reflect its commitment to ensure that proxies are voted in a manner consistent with the best interests of the Funds’ shareholders.

Delegation of Proxy Voting Authority to Fund Advisers

The Board believes that the investment advisor of each Fund (each an “Advisor” and, collectively, the “Advisors”), as the entity that selects the individual securities that comprise its Fund’s portfolio, is the most knowledgeable and best-suited to make decisions on how to vote proxies of portfolio companies held by that Fund. The Trust shall therefore defer to, and rely on, the Advisor of each Fund to make decisions on how to cast proxy votes on behalf of such Fund.

The Trust hereby designates the Advisor of each Fund as the entity responsible for exercising proxy voting authority with regard to securities held in the Fund’s investment portfolio. Consistent with its duties under this Policy, each Advisor shall monitor and review corporate transactions of corporations in which the Fund has invested, obtain all information sufficient to allow an informed vote on all proxy solicitations, ensure that all proxy votes are cast in a timely fashion, and maintain all records required to be maintained by the Fund under the Proxy Rule and the 1940 Act. Each Advisor shall perform these duties in accordance with the Advisor’s proxy voting policy, a copy of which shall be presented to this Board for its review. Each Advisor shall promptly provide to the Board updates to its proxy voting policy as they are adopted and implemented.

Conflict of Interest Transactions

In some instances, an Advisor may be asked to cast a proxy vote that presents a conflict between the interests of a Fund’s shareholders, and those of the Advisor or an affiliated person of the Adviser. In such case, the Advisor is instructed to abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board to make a voting decision. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast. In the event that the Board is required to vote a proxy because an Advisor has a conflict of interest with respect to the proxy, the Board will vote such proxy in accordance with the Advisor’s proxy voting policy, to the extent consistent with the shareholders’ best interests, as determined by the Board in its discretion. The Board shall notify the Advisor of its final decision on the matter and the Advisor shall vote in accordance with the Board’s decision.

Availability of Proxy Voting Policy and Records Available to Fund Shareholders

If a Fund has a website, the Fund may post a copy of its Advisor’s proxy voting policy and this Policy on such website. A copy of such policies and of each Fund’s proxy voting record shall also be made available, without charge, upon request of any shareholder of the Fund, by calling the applicable Fund’s toll-free telephone number as printed in the Fund’s prospectus. The Trust’s administrator shall reply to any Fund shareholder request within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery.

Each Advisor shall provide a complete voting record, as required by the Proxy Rule, for each series of the Trust for which it acts as adviser, to the Trust’s administrator within 15 days following the end of each calendar quarter. The Trust’s administrator will file a report based on such record on Form N-PX on an annual basis with the Securities and Exchange Commission no later than August 31st of each year.

EXHIBIT B

[Adviser’s Proxy Voting Policy to be supplied.]

EXHIBIT C

Governance and Nominating Committee Charter

Valued Advisers Trust

Governance and Nominating Committee Membership

1.	The Governance and Nominating Committee (the “Committee”) of Valued Advisers Trust (“Trust”) shall be composed entirely of Independent Trustees.

Board Nominations and Functions

1.	The Committee shall make nominations for Trustee membership on the Board of Trustees (the “Board”), including the Independent Trustees. The Committee shall evaluate candidates’ qualifications for Board membership and their independence from the investment advisers to the Trust’s series portfolios and the Trust’s other principal service providers. Persons selected as Independent Trustees must not be “interested person” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), nor shall Independent Trustee have any affiliations or associations that shall preclude them from voting as an Independent Trustee on matters involving approvals and continuations of Rule 12b-1 Plans, Investment Advisory Agreements and such other standards as the Committee shall deem appropriate. The Committee shall also consider the effect of any relationships beyond those delineated in the 1940 Act that might impair independence, e.g., business, financial or family relationships with managers or service providers. See Appendix A for Procedures with Respect to Nominees to the Board.

2.	The Committee shall periodically review Board governance procedures and shall recommend any appropriate changes to the full Board.

3.	The Committee shall periodically review the composition of the Board to determine whether it may be appropriate to add individuals with different backgrounds or skill sets from those already on the Board.

4.	The Committee shall periodically review trustee compensation and shall recommend any appropriate changes to the Independent Trustees as a group.

Committee Nominations and Functions

1.	The Committee shall make nominations for membership on all committees and shall review committee assignments at least annually.

2.	The Committee shall review, as necessary, the responsibilities of any committees of the Board, whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Committee shall make recommendations for any such action to the Board.

Other Powers and Responsibilities

1.	The Committee shall have the resources and authority appropriate to discharge its responsibilities, including authority to retain special counsel and other experts or consultants at the expense of the Trust.

2.	The Committee shall review this Charter at least annually and recommend any changes to the Board.

APPENDIX A TO THE GOVERNANCE AND NOMINATING COMMITTEE CHARTER

VALUED ADVISERS TRUST

PROCEDURES WITH RESPECT TO NOMINEES TO THE BOARD

I.	Identification of Candidates. When a vacancy on the Board of Trustees exists or is anticipated, and such vacancy is to be filled by an Independent Trustee, the Governance and Nominating Committee shall identify candidates by obtaining referrals from such sources as it may deem appropriate, which may include current Trustees, management of the Trust, counsel and other advisors to the Trustees, and shareholders of the Trust who submit recommendations in accordance with these procedures. In no event shall the Governance and Nominating Committee consider as a candidate to fill any such vacancy an individual recommended by any investment adviser of any series portfolio of the Trust, unless the Governance and Nominating Committee has invited management to make such a recommendation.

II.	Shareholder Candidates. The Governance and Nominating Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder if such recommendation contains: (i) sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner as determined by the Governance and Nominating Committee in its discretion. Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance and Nominating Committee, c/o the Secretary of the Trust. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

III.	Evaluation of Candidates. In evaluating a candidate for a position on the Board of Trustees, including any candidate recommended by shareholders of the Trust, the Governance and Nominating Committee shall consider the following: (i) the candidate’s knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the candidate as a director or senior officer of public companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills, core competencies and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the candidate’s ability to qualify as an Independent Trustee and any other actual or potential conflicts of interest involving the candidate and the Trust; and (viii) such other factors as the Governance and Nominating Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies. Prior to making a final recommendation to the Board, the Governance and Nominating Committee shall conduct personal interviews with those candidates it concludes are the most qualified candidates.

PART C

FORM N-1A

OTHER INFORMATION

ITEM 28.	Exhibits.

(a)(1)	Certificate of Trust—Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed June 16, 2008 (File No. 811-22208).

(a)(2)	Agreement and Declaration of Trust – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(a)(3)	Amended Schedule A to the Agreement and Declaration of Trust – Incorporated by reference to Registrant’s Post-Effective Amendment No. 250 filed February 28, 2017 (File No. 811-22208).

(b)(1)	Bylaws – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(b)(2)	Amendment, dated September 22, 2009, to Bylaws – Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 filed March 16, 2010 (File No. 811-22208).

(c)	Certificates for shares are not issued. Provisions of the Agreement and Declaration of Trust define the rights of holders of shares of the Trust – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(d)(1)	Investment Advisory Agreement between the Trust and Golub Group, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 159 filed May 30, 2014 (File No. 811-22208).

(d)(2)	Investment Advisory Agreement between the Trust and Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(d)(3)	Investment Subadvisory Agreement between Long Short Advisors, LLC and Prospector Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 216 filed September 25, 2015 (File No. 811-22208).

(d)(4)	Investment Advisory Agreement between the Trust and Kovitz Investment Group Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 265 filed September 20, 2017 (File No. 811-22208).

(d)(5)	(i) Investment Advisory Agreement between the Trust and Granite Investment Advisors, Inc – Incorporated by reference to Registrant’s Post-Effective Amendment No. 57 filed December 20, 2011 (File No. 811-22208).

(ii) Amendment to the Investment Advisory Agreement between the Trust and Granite Investment Advisors, Inc – Incorporated by reference to Registrant’s Post-Effective Amendment No. 251 filed February 28, 2017 (File No. 811-22208).

(d)(6)	Investment Advisory Agreement between the Trust and Foundry Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 242 filed August 30, 2016 (File No. 811-22208).

(d)(7)	Investment Advisory Agreement between the Trust and SMI Advisory Services, LLC, with respect to the SMI Dynamic Allocation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 100 filed February 20, 2013 (File No. 811-22208).

(d)(8)	Investment Advisory Agreement between the Trust and SMI Advisory Services, LLC, with respect to the Sound Mind Investing Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 101 filed February 22, 2013 (File No. 811-22208).

(d)(9)	Investment Advisory Agreement between the Trust and SMI Advisory Services, LLC, with respect to the Sound Mind Investing Balanced Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 101 filed February 22, 2013 (File No. 811-22208).

(d)(10)	Investment Advisory Agreement between the Trust and Bradley, Foster & Sargent, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 126 filed September 23, 2013 (File No. 811-22208).

(d)(11)	Investment Advisory Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 132 filed October 28, 2013 (File No. 811-22208).

(d)(12)	Investment Advisory Agreement between the Trust and SMI Advisory Services, LLC with respect to the SMI Bond Fund and the SMI 50/40/10 Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 208 filed April 27, 2015 (File No. 811-22208).

(d)(13)	Investment Advisory Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Small Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 222 filed November 2, 2015 (File No. 811-22208).

(d)(14)	Investment Advisory Agreement between the Trust and Belmont Capital, LLC dba Belmont Capital Group with respect to the Belmont Theta Income Fund – to be filed.

(e)(1)	Distribution Agreement among the Trust, Unified Financial Securities, LLC, and Kovitz Investment Group Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 226 filed February 24, 2016 (File No. 811-22208).

(e)(2)	Distribution Agreement among the Trust, Unified Financial Securities, LLC, and SMI Advisory Services, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 227 filed February 29, 2016 (File No. 811-22208).

(e)(3)	Distribution Agreement among the Trust, Unified Financial Securities, LLC, and Dana Investment Advisors, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 228 filed February 29, 2016 (File No. 811-22208).

(e)(4)	Distribution Agreement among the Trust, Unified Financial Securities, LLC and Granite Investment Advisors, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 230 filed February 29, 2016 (File No. 811-22208).

(e)(5)	Distribution Agreement among the Trust, Unified Financial Securities, LLC and Foundry Partners, LLC – Incorporated by reference to Registrant’s Post-Effective amendment No. 240 filed July 1, 2016 (File No. 811-22208).

(e)(6)	Distribution Agreement among the Trust, Unified Financial Securities, LLC and Golub Group, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 238 filed May 31, 2016 (File No. 811-22208).

(e)(7)	Distribution Agreement among the Trust, Unified Financial Securities, LLC and Bradley, Foster & Sargent, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 244 filed September 28, 2016 (File No. 811-22208).

(e)(8)	Distribution Fee Agreement between Unified Financial Securities, LLC and Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 250 filed February 28, 2017 (File No. 811-22208).

(e)(9)	Distribution Agreement among the Trust, Unified Financial Securities, LLC and Belmont Capital, LLC dba Belmont Capital Group – to be filed.

(f)	Not applicable.

(g)(1)	Custody Agreement between the Trust and Huntington National Bank – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(g)(2)	Amended Appendix B to the Custody Agreement between the Trust and Huntington National Bank – Incorporated by reference to Registrant’s Post-Effective amendment No. 266 filed September 28, 2017 (File No. 811-22208).

(g)(3)	Amended Appendix D to the Custody Agreement between the Trust and Huntington National Bank – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(g)(4)	Custody Agreement between the Trust and US Bank, N.A. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 245 filed September 28, 2016 (File No. 811-22208).

(h)(1)	Mutual Fund Services Agreement between the Trust and Unified Fund Services, Inc. – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(h)(2)	Amended Exhibit A to the Mutual Fund Services Agreement between the Trust and Unified Fund Services, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(h)(3)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Kovitz Investment Group, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 54 filed November 22, 2011 (File No. 811-22208).

(h)(4)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Granite Investment Advisors, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 57 filed December 20, 2011 (File No. 811-22208).

(h)(5)	Mutual Fund Services Agreement among the Trust, Ultimus Asset Services, LLC. and Foundry Partners, LLC – Incorporated by reference to Registrant’s Post-Effective amendment No. 240 filed July 1, 2016 (File No. 811-22208).

(h)(6)	(i) Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and SMI Advisory Services, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 100 filed February 20, 2013 (File No. 811-22208).

(ii)Restated Amendment to the Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and SMI Advisory Services, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 227 filed February 29, 2016 (File No. 811-22208).

(h)(7)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Bradley, Foster & Sargent, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 126 filed (September 23, 2013 (File No. 811-22208).

(h)(8)	(i) Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Dana Investment Advisors, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 132 filed October 28, 2013 (File No. 811-22208).

(ii) Amendment to the Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Dana Investment Advisors, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 222 filed November 2, 2015 (File No. 811-22208).

(h)(9)	Mutual Fund Services Fee Agreement between Ultimus Asset Services, LLC and Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 250 filed February 28, 2017 (File No. 811-22208).

(h)(10)	Mutual Fund Services Agreement among the Trust, Ultimus Fund Solutions, LLC and Belmont Capital, LLC dba Belmont Capital Group – to be filed.

(h)(11)	Amended Expense Limitation Agreement between the Trust and Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 267 filed September 28, 2017 (File No. 811-22208).

(h)(12)	Expense Limitation Agreement between the Trust and Kovitz Investment Group Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 262 filed July 6, 2017 (File No. 811-22208).

(h)(13)	Amended Expense Limitation Agreement between the Trust and Granite Investment Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 251 filed February 28, 2017 (File No. 811-22208).

(h)(14)	Expense Limitation Agreement between the Trust and Foundry Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 242 filed August 30, 2016 (File No. 811-22208).

(h)(15)	Amended Expense Limitation Agreement between the Trust and SMI Advisory Services, LLC with respect to the Sound Mind Investing Fund, the SMI Conservative Allocation Fund, and the SMI Dynamic Allocation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 254 filed February 28, 2017 (File No. 811-22208).

(h)(16)	Amended and Restated Expense Limitation Agreement between the Trust and Bradley, Foster & Sargent, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 266 filed September 28, 2017 (File No. 811-22208).

(h)(17)	Amended Expense Limitation Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 250 filed February 28, 2017 (File No. 811-22208).

(h)(18)	Amended Expense Limitation Agreement between the Trust and SMI Advisory Services, LLC with respect to the SMI Bond Fund and the SMI 50/40/10 Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 254 filed February 28, 2017 (File No. 811-22208).

(h)(19)	Amended Expense Limitation Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Small Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 250 filed February 28, 2017 (File No. 811-22208).

(h)(20)	Amended Expense Limitation Agreement between the Trust and Golub Group, LLC with respect to the Golub Group Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 260 filed May 31, 2017 (File No. 811-22208).

(h)(21)	Expense Limitation Agreement between the Trust and Belmont Capital, LLC dba Belmont Capital Group with respect to the Belmont Theta Income Fund – to be filed.

(i)(1)	Opinion and Consent of Husch Blackwell Sanders LLP, Legal Counsel, with respect to Golub Group Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 filed March 10, 2009 (File No. 811-22208).

(i)(2)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to LS Opportunity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(i)(3)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Golub Group Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 260 filed May 31, 2017 (File No. 811-22208).

(i)(4)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Green Owl Intrinsic Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 53 filed November 10, 2011 (File No. 811-22208).

(i)(5)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the LS Opportunity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 267 filed September 28, 2017 (File No. 811-22208).

(i)(6)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Granite Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 57 filed December 20, 2011 (File No. 811-22208).

(i)(7)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Dreman Contrarian Small Cap Value Fund (now known as the Foundry Partners Fundamental Small Cap Value Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 104 filed February 28, 2013 (File No. 811-22208).

(i)(8)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the SMI Dynamic Allocation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 100 filed February 20, 2013 (File No. 811-22208).

(i)(9)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel with respect to the Sound Mind Investing Fund and the Sound Mind Investing Balanced Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 103 filed February 28, 2013 (File No. 811-22208).

(i)(10)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Green Owl Intrinsic Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 265 filed September 20, 2017 (File No. 811-22208).

(i)(11)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Granite Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 251 filed February 28, 2017 (File No. 811-22208).

(i)(12)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the BFS Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 126 filed September 23, 2013 (File No. 811-22208).

(i)(13)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 132 filed October 28, 2013 (File No. 811-22208).

(i)(14)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Dana Large Cap Equity Fund and the Dana Small Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 250 filed February 28, 2017 (File No. 811-22208).

(i)(15)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Foundry Partners Fundamental Small Cap Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 252 filed February 28, 2017 (File No. 811-22208).

(i)(16)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Sound Mind Funds – Incorporated by reference to Registrant’s Post-Effective Amendment No. 254 filed February 28, 2017 (File No. 811-22208).

(i)(17)	Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the BFS Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 266 filed September 28, 2017 (File No. 811-22208).

(i)(18)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the SMI Bond Fund and the SMI 50/40/10 Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 208 filed April 27, 2015 (File No. 811-22208).

(i)(19)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Dana Small Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 222 filed November 2, 2015 (File No. 811-22208).

(i)(20)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Belmont Theta Income Fund – to be filed.

(j)(1)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to Golub Group Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 260 filed May 31, 2017 (File No. 811-22208).

(j)(2)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to LS Opportunity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 267 filed September 28, 2017 (File No. 811-22208).

(j)(3)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to the Green Owl Intrinsic Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 265 filed September 20, 2017 (File No. 811-22208).

(j)(4)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to the Granite Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 251 filed February 28, 2017 (File No. 811-22208).

(j)(5)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to the Foundry Partners Fundamental Small Cap Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 252 filed February 28, 2017 (File No. 811-22208).

(j)(6)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to the Sound Mind Funds – Incorporated by reference to Registrant’s Post-Effective Amendment No. 254 filed February 28, 2017 (File No. 811-22208).

(j)(7)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to the BFS Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 266 filed September 28, 2017 (File No. 811-22208).

(j)(8)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to the Dana Large Cap Equity Fund and the Dana Small Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 250 filed February 28, 2017 (File No. 811-22208).

(j)(9)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to the Belmont Theta Income Fund – to be filed.

(k)	Not applicable.

(l)	Initial Capital Agreement – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(m)(1)	Distribution Plan under Rule 12b-1 for Golub Group Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 filed March 10, 2009 (File No. 811-22208).

(m)(2)	Distribution Plan under Rule 12b-1 for Granite Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 57 filed December 20, 2011 (File No. 811-22208).

(m)(3)	Distribution Plan under Rule 12b-1 for the Foundry Partners Fundamental Small Cap Value Fund (formerly known as the Dreman Contrarian Small Cap Value Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 104 filed February 28, 2013 (File No. 811-22208).

(m)(4)	Distribution Plan under Rule 12b-1 for BFS Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 126 filed September 23, 2013 (File No. 811-22208).

(m)(5)	Distribution Plan under Rule 12b-1 for Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 132 filed October 28, 2013 (File No. 811-22208).

(m)(6)	Distribution Plan under Rule 12b-1 for Dana Small Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 222 filed November 2, 2015 (File No. 811-22208).

(n)(1)	Rule 18f-3 Plan for Foundry Partners Fundamental Small Cap Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 242 filed August 30, 2016 (File No. 811-22208).

(n)(2)	Rule 18f-3 Plan for Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 132 filed October 28, 2013 (File No. 811-22208).

(n)(3)	Rule 18f-3 Plan for Dana Small Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 222 filed November 2, 2015 (File No. 811-22208).

(o)	Reserved.

(p)(1)	Code of Ethics for the Trust – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(p)(2)	Code of Ethics for Golub Group, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 filed March 10, 2009 (File No. 811-22208).

(p)(3)	Code of Ethics for Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(p)(4)	Code of Ethics for Unified Financial Securities, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 250 filed February 28, 2017 (File No. 811-22208).

(p)(5)	Code of Ethics for Kovitz Investment Group Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 53 filed November 10, 2011 (File No. 811-22208).

(p)(6)	Code of Ethics for Granite Investment Advisors, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 93 filed December 13, 2012 (File No. 811-22208).

(p)(7)	Code of Ethics for Foundry Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 240 filed July 1, 2016 (File No. 811-22208).

(p)(8)	Code of Ethics for SMI Advisory Services, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 100 filed February 20, 2013 (File No. 811-22208).

(p)(9)	Code of Ethics for Bradley, Foster & Sargent, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 126 filed September 23, 2013 (File No. 811-22208).

(p)(10)	Code of Ethics for Dana Investment Advisors, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 132 filed October 28, 2013 (File No. 811-22208).

(p)(11)	Code of Ethics for Prospector Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 216 filed September 25, 2015 (File No. 811-22208).

(p)(12)	Code of Ethics for Belmont Capital, LLC dba Belmont Capital Group – to be filed.

(q)	Powers of Attorney – Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 filed June 18, 2010 (File No. 811-22208); Registrant’s Post-Effective Amendment No. 134 filed February 3, 2014 (File No. 811-22208); and Registrant’s Post-Effective Amendment No. 260 filed May 31, 2017 (File No. 811-22208).

ITEM 29.	Persons Controlled by or Under Common Control with the Registrant.

No person is controlled by or under common control with the Registrant.

ITEM 30.	Indemnification.

Reference is made to the Registrant’s Declaration of Trust, which is filed herewith. The following is a summary of certain indemnification provisions therein.

A person who is or was a Trustee, officer, employee or agent of the Registrant, or is or was serving at the request of the Trustees as a director, trustee, partner, officer, employee or agent of a corporation, trust, partnership, joint venture or other enterprise shall be indemnified by the Trust to the fullest extent permitted by the Delaware Statutory Trust Act, as such may be amended from time to time, the Registrant’s Bylaws and other applicable law. In case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any series or class of the Registrant and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable series (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Registrant’s Bylaws and applicable law.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31.	Business and Other Connections of the Investment Adviser.

See the Trust’s various prospectuses and the statements of additional information for the activities and affiliations of the officers and directors of the investment advisers of the Registrant (the “Advisers”). Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Advisers is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The Advisers currently serve as investment advisers to other institutional and individual clients.

ITEM 32.	Principal Underwriters.

(a)	Unified Financial Securities, LLC also serves as a principal underwriter for the following investment companies: Yorktown Funds, Bruce Fund, Inc., H C Capital Trust, Unified Series Trust, Capitol Series Trust, Commonwealth International Series Trust, and Cross Shore Discovery Fund.

(b)	The directors and officers of Unified Financial Securities, LLC are as follows:

Name	Title	Position with Trust
Kurt B. Krebs*	President	None
John C. Swhear**	Chief Compliance Officer	None
Karyn E. Cunningham**	Financial and Operations Principal	None
Stephen L. Preston*	AML Officer	AML Officer

*   The principal business address of this individual is 225 Pictoria Dr., Suite 450, Cincinnati, OH 45246

** The principal business address of this individual is 9465 Counselors Row, Suite 200, Indianapolis, IN 46240

(c)	Not Applicable.

ITEM 33.	Location Of Accounts And Records.

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

(a)	Huntington National Bank, 41 South High Street, Columbus, Ohio 43215 (records relating to its functions as custodian for Golub Group Equity Fund, Green Owl Intrinsic Value Fund, Granite Value Fund, Foundry Partners Fundamental Small Cap Value Fund, BFS Equity Fund, Dana Large Cap Equity Fund, Dana Small Cap Equity Fund, Sound Mind Investing Fund, SMI Conservative Allocation Fund, SMI Dynamic Allocation Fund, SMI Bond Fund, and SMI 50/40/10 Fund).

(b)	US Bank, N.A., 1555 N. Rivercenter Drive, Milwaukee, WI 53212 (records relating to its functions as custodian for LS Opportunity Fund).

(c)	Golub Group, LLC, 1850 Gateway Drive, Suite 600, San Mateo, CA 94404 (records relating to its function as the investment adviser to Golub Group Equity Fund).

(d)	Long Short Advisors, LLC, 1818 Market Street, Suite 3323, Philadelphia, Pennsylvania 19103 (records relating to its function as the investment adviser to LS Opportunity Fund).

(e)	Unified Financial Securities, LLC, 9465 Counselors Row, Suite 200, Indianapolis, Indiana 46240 (records relating to its function as distributor to the Trust).

(f)	Ultimus Asset Services, LLC, 225 Pictoria Dr., Suite 450, Cincinnati, Ohio 45246 (records relating to its function as transfer agent, fund accountant, and administrator for the Trust).

(g)	Kovitz Investment Group Partners, LLC, 115 S. LaSalle Street, 27th Floor, Chicago, Illinois 60603 (records relating to its function as investment adviser to Green Owl Intrinsic Value Fund).

(h)	Granite Investment Advisors, LLC, 6 Eagle Square, 3rd Floor, Concord, New Hampshire 03301 (records relating to its function as investment adviser to Granite Value Fund).

(i)	Foundry Partners, LLC, 510 First Avenue North, Suite 409, Minneapolis, Minnesota 55403 (records relating to its function as investment adviser to Foundry Partners Fundamental Small Cap Value Fund).

(j)	SMI Advisory Services, LLC, 411 6th Street, Columbus, Indiana 47201 (records relating to its function as investment adviser to the Sound Mind Funds).

(k)	Bradley, Foster & Sargent, Inc., 185 Asylum St., City Place II, Hartford, Connecticut 06103 (records relating to its function as investment adviser to the BFS Equity Fund).

(l)	Dana Investment Advisors, Inc., 20700 Swenson Drive, Suite 400, Waukesha, Wisconsin 53186 (records relating to its function as investment adviser to the Dana Funds).

(m)	Prospector Partners, LLC, 370 Church Street, Guilford, Connecticut 06437 (records relating to its function as subadviser to the LS Opportunity Fund).

ITEM 34.	Management Services.

Not Applicable.

ITEM 35.	Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 271 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Indianapolis, and State of Indiana on this 5th day of January, 2018.

VALUED ADVISERS TRUST

By:	*
Bo J. Howell, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

* Andrea N. Mullins, Trustee		January 5, 2018 Date

* Ira Cohen, Trustee		January 5, 2018 Date

* Mark J. Seger, Trustee		January 5, 2018 Date

* Bryan W. Ashmus, Treasurer and Principal Financial Officer		January 5, 2018 Date

* By:	/s/ Carol J. Highsmith	January 5, 2018
Carol J. Highsmith, Vice President, Attorney in Fact		Date